UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2004

                   DATE OF REPORTING PERIOD: JANUARY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[Background Graphic Omitted]


[Logo of SEI INVESTMENTS OMITTED]


                                            Annual Report as of January 31, 2004


                                                          SEI Daily Income Trust


                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                     Corporate Daily Income Fund

TABLE OF CONTENTS


------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
------------------------------------------------------------
Report of Independent Auditors                             6
------------------------------------------------------------
Statements of Net Assets                                   7
------------------------------------------------------------
Statements of Operations                                  34
------------------------------------------------------------
Statements of Changes in Net Assets                       36
------------------------------------------------------------
Financial Highlights                                      40
------------------------------------------------------------
Notes to Financial Statements                             45
------------------------------------------------------------
Trustees and Officers of the Trust                        50
------------------------------------------------------------
Notice to Shareholders                                    53
------------------------------------------------------------


A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Trust's portfolio securities is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

SEI DAILY INCOME TRUST -- JANUARY 31, 2004


Letter to Shareholders


TO OUR SHAREHOLDERS:

Financial markets turned the corner during the fiscal year ended January 2004. The Federal Reserve remained dedicated to providing an accommodative policy throughout the year. Specifically, the Fed cut its target rate by 25 basis points in June to a 45-year low of 1%. Despite growing momentum of the economic recovery, the Fed stressed that rates would remain historically low until inflation increased and substantial, consistent job growth was realized.

Improved corporate balance sheets and increased investor demand for credit risk amid the economic rebound helped, in part, to buoy the price of corporate funding using commercial paper and other corporate obligations. In particular, the spread between agency discount notes and commercial paper changed late in the period, making commercial paper appear more attractive. Floating rate notes were also found in the limelight during the recent market environment, with these issues generally offering more yield than fixed-rate investments for a similar time period.

As the Federal Reserve pushed short-term rates to their lowest levels in nearly five decades, investments in money market funds decreased over the course of the fiscal year.

We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Edward D. Loughlin

Edward D. Loughlin
President


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                      1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2004


Short-Duration Government Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER
FISCAL YEAR ENDED 1/31/04

Objectives

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by U.S. Government agencies. The weighted average maturity of the Fund is approximately three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.


Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the yield curve. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.


Market Overview

The bond market produced the fourth consecutive year of positive returns in 2003, despite marginally higher interest rates and a roller-coaster ride of geopolitical and economic milestones. The first half of the year witnessed a significant decrease in interest rates due to a stumbling economy, rising unemployment, and uncertainty surrounding the buildup and aftermath of the war in Iraq. In addition, the Federal Reserve further fueled the rally by utilizing fairly heated rhetoric to highlight the economic perils of a potential deflationary threat. Bond investors responded by driving interest rates to historic lows on market expectations for further easing of monetary policy. This trend was dramatically reversed mid-year, however, as bond investors initiated a full-scale re-evaluation of economic expectations, as the Fed delivered a less-than-anticipated 25 basis-point rate cut and noticeably reduced deflationary concerns. Over the balance of the year, continued nervousness about stubborn job growth and the increased demand for U.S. government holdings from foreign investors finally lent some solace to the market, and rates settled down. By year's end and through the first month of 2004, the market finally started to see tangible evidence of the long-awaited economic recovery, as accommodative fiscal and monetary policy, combined with unflagging consumer spending, produced robust GDP.


Analysis

For the fiscal year ended January 31, 2004, the Short-Duration Government Fund, Class A posted a 1.55% return compared to a 2.12% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The Fund's performance was negatively affected by the increase in interest rates for the period. Yields on two and five year Treasury notes rose 11 and 21 basis points, respectively, as the economic recovery eventually took hold. The Fund's flattening yield curve posture was also marginally detrimental to performance later in the period, as the Fed anchored short term rates to the 1% Fed funds rate and forced the yield curve to remain historically steep. Positive performance was derived from the off-benchmark allocations to Agency debentures, which provided the Fund with incremental yield even as negative headline risk associated with accounting restatements at Freddie Mac and Fannie Mae contributed to volatility in the market. Additionally, exposure to the mortgage sector enhanced performance, as security selection emphasized 15-year mortgages and well-structured securities that were less sensitive to prepayments.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
Short-Duration
Government Fund, Class A              1.55%          4.35%          4.86%          5.36%          6.16%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index

                              [LINE GRAPH OMITTED]
                  EDGAR Representation of Data Used in Printed
                               Graphic as Follows:

              Short-Duration        Merrill Lynch 1-3 Year
             Government Fund,         U.S. Treasury Bond
                  Class A                    Index
1/31/94           $10,000                   $10,000
1/31/95           $10,093                   $10,132
1/31/96           $11,130                   $11,185
1/31/97           $11,644                   $11,697
1/31/98           $12,486                   $12,538
1/31/99           $13,296                   $13,339
1/31/00           $13,591                   $13,689
1/31/01           $14,833                   $14,974
1/31/02           $15,765                   $16,049
1/31/03           $16,599                   $16,937
1/31/04           $16,856                   $17,296

1 For the periods ended January 31, 2004. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
2                      SEI Daily Income Trust / Annual Report / January 31, 2004

Intermediate-Duration Government Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER
FISCAL YEAR ENDED 1/31/04

Objectives

The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.


Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.


Market Overview

The bond market produced the fourth consecutive year of positive returns in 2003, despite marginally higher interest rates and a roller-coaster ride of geopolitical and economic milestones. The first half of the year witnessed a significant decrease in interest rates due to a stumbling economy, rising unemployment, and uncertainty surrounding the buildup and aftermath of the war in Iraq. In addition, the Federal Reserve further fueled the rally by utilizing fairly heated rhetoric to highlight the economic perils of a potential deflationary threat. Bond investors responded by driving interest rates to historic lows on market expectations for further easing of monetary policy. This trend was dramatically reversed mid-year, however, as bond investors initiated a full-scale re-evaluation of economic expectations, as the Fed delivered a less-than-anticipated 25 basis-point rate cut and noticeably reduced deflationary concerns. Over the balance of the year, continued nervousness about stubborn job growth and the increased demand for U.S. government holdings from foreign investors finally lent some solace to the market, and rates settled down. By year's end and through the first month of 2004, the market finally started to see tangible evidence of the long-awaited economic recovery, as accommodative fiscal and monetary policy, combined with unflagging consumer spending, produced robust GDP.


Analysis

For the fiscal year ended January 31, 2004, the Intermediate-Duration Government Fund, Class A posted a return of 2.98% versus the 3.52% return of its benchmark, the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. While the Fund experienced positive performance for the year, it proved to be a very difficult environment for intermediate-term securities due to interest rate swings and steepening of the yield curve. The Fund was rewarded in the beginning of the period by its exposure to mortgage-backed securities, as the sector saw strong investor demand, especially from commercial banks. Additionally, the selection of 15-year mortgage securities issued by FNMA and FHLMC provided incremental yield as well amid better prepayment protection from the decline in interest rates early in 2003. However, the increase in interest rates toward the end of the year, particularly in the 5-year maturity of the yield curve, detracted from performance, as Treasury yields increased by 50 basis points. The widening of swap spreads during this time also proved to be detrimental to performance while off-benchmark allocations to agency debentures added to performance for the period, providing additional yield for the portfolio.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
Intermediate-Duration
Government Fund, Class A              2.98%          6.40%         6.09%           6.15%          7.02%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index

                              [LINE GRAPH OMITTED]
                  EDGAR Representation of Data Used in Printed
                               Graphic as Follows:

           Intermediate-Duration    Merrill Lynch 3-5 Year
             Government Fund,         U.S. Treasury Bond
                  Class A                    Index
1/31/94           $10,000                   $10,000
1/31/95           $ 9,782                   $ 9,795
1/31/96           $11,210                   $11,280
1/31/97           $11,525                   $11,612
1/31/98           $12,580                   $12,690
1/31/99           $13,518                   $13,709
1/31/00           $13,414                   $13,563
1/31/01           $15,080                   $15,303
1/31/02           $16,164                   $16,467
1/31/03           $17,639                   $18,183
1/31/04           $18,164                   $18,823

1 For the periods ended January 31, 2004. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                      3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2004


GNMA Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER
FISCAL YEAR ENDED 1/31/04

Objectives

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.


Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.


Market Overview

The bond market produced the fourth consecutive year of positive returns in 2003, despite marginally higher interest rates and a roller-coaster ride of geopolitical and economic milestones. The first half of the year witnessed a significant decrease in interest rates due to a stumbling economy, rising unemployment, and uncertainty surrounding the buildup and aftermath of the war in Iraq. In addition, the Federal Reserve further fueled the rally by utilizing fairly heated rhetoric to highlight the economic perils of a potential deflationary threat. Bond investors responded by driving interest rates to historic lows on market expectations for further easing of monetary policy. This trend was dramatically reversed mid-year, however, as bond investors initiated a full-scale re-evaluation of economic expectations, as the Fed delivered a less-than-anticipated 25 basis-point rate cut and noticeably reduced deflationary concerns. Over the balance of the year, continued nervousness about stubborn job growth and the increased demand for U.S. government holdings from foreign investors finally lent some solace to the market, and rates settled down. By year's end and through the first month of 2004, the market finally started to see tangible evidence of the long-awaited economic recovery, as accommodative fiscal and monetary policy, combined with unflagging consumer spending, produced robust GDP.

Mortgage-backed securities generally underperformed most other fixed income sectors for the period, despite a significant rebound in performance in the final months of the fiscal period. The record-setting decline in interest rates during the first half of 2003 prompted massive consumer refinancing activity, while the increase in volatility due to the summer spike in rates proved to be a difficult environment for the sector. In the later part of 2003 and early 2004, the mortgage market provided incremental return, as interest rates somewhat stabilized and investor demand held steady.


Analysis

For the fiscal year ended January 31, 2004, the GNMA Fund posted a net return of 2.16%, slightly underperforming the Citigroup 30-Year GNMA Index (previously named Salomon 30-Year GNMA Index), which posted a 3.12% net return. Throughout the period, the GNMA Fund benefited from a concentration in seasoned GNMA mortgage pools, holdings in 15 year mortgage-backed securities, and off-benchmark allocations to FNMA Delegated Underwriting and Servicing bonds. Mortgage-backed securities experienced periods of extreme volatility throughout the period, as interest rates dramatically fell in the first half of 2003 and consumers refinanced their mortgage loans at a record pace. By investing in the older seasoned loans and securities that were less interest rate sensitive, the Fund was better insulated from this dramatic rate decline and the accompanying escalation of prepayments. However, the spike in interest rates during the summer months wreaked havoc with the overall mortgage market, causing duration to lengthen and the market to become even more sensitive to changes in interest rates. The Fund was also detrimentally affected by these swings in rates. However, while the tactical duration positioning of the portfolio detracted from performance during this time frame, it was offset by incremental return as the mortgage market stabilized later in the year.


GNMA Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
GNMA Fund, Class A                    2.16%          5.67%         5.76%           6.16%          7.34%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index

                              [LINE GRAPH OMITTED]
                  EDGAR Representation of Data Used in Printed
                               Graphic as Follows:

                GNMA Fund,             Citigroup 30-Year
                  Class A                 GNMA Index
1/31/94           $10,000                  $10,000
1/31/95           $ 9,754                  $ 9,999
1/31/96           $11,223                  $11,536
1/31/97           $11,750                  $12,201
1/31/98           $12,869                  $13,339
1/31/99           $13,739                  $14,230
1/31/00           $13,577                  $14,299
1/31/01           $15,402                  $16,291
1/31/02           $16,514                  $17,541
1/31/03           $17,790                  $18,921
1/31/04           $18,174                  $19,512

1 For the periods ended January 31, 2004. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2004

Corporate Daily Income Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER
FISCAL YEAR ENDED 1/31/04

Objectives

The Corporate Daily Income Fund (the "Fund") seeks to provide a higher current income than typically offered by a money market fund while maintaining liquidity. The Fund invests in U.S. Treasury and U.S. agency securities, short-average-life mortgage-backed securities, and short term investment grade securities of U.S. issuers. The duration of the Fund will range between six and eighteen months.


Strategy

The Fund seeks to provide a return in excess of the Lehman Brothers 9-12 Month Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of yield changes and the period of time over which rates are likely to rise, fall or remain stable. Investment in short-average-life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.


Market Overview

The bond market produced the fourth consecutive year of positive returns in 2003, despite marginally higher interest rates and a roller-coaster ride of geopolitical and economic milestones. The first half of the year witnessed a significant decrease in interest rates due to a stumbling economy, rising unemployment, and uncertainty surrounding the buildup and aftermath of the war in Iraq. In addition, the Federal Reserve further fueled the rally by utilizing fairly heated rhetoric to highlight the economic perils of a potential deflationary threat. Bond investors responded by driving interest rates to historic lows on market expectations for further easing of monetary policy. This trend was dramatically reversed mid-year, however, as bond investors initiated a full-scale re-evaluation of economic expectations, as the Fed delivered a less-than-anticipated 25 basis-point rate cut and noticeably reduced deflationary concerns. Over the balance of the year, continued nervousness about stubborn job growth and the increased demand for U.S. government holdings from foreign investors finally lent some solace to the market, and rates settled down. By year's end and through the first month of 2004, the market finally started to see tangible evidence of the long awaited economic recovery, as accommodative fiscal and monetary policy, combined with unflagging consumer spending, produced robust GDP.


Analysis

For the fiscal year ended January 31, 2004, the Corporate Daily Income Fund returned 1.61% and outperformed the Lehman Brothers 9-12 Month Treasury Index by 14 basis points. The Fund's allocation to the credit sector substantially added to performance, as spreads tightened due to improved corporate profitability and a rebound in economic growth. Investments in higher-yielding mortgage-backed and asset-backed securities also enhanced performance, as both of these sectors outperformed duration-equivalent treasuries for the period.


Corporate Daily Income Fund

AVERAGE ANNUAL TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------
                                                Annualized    Annualized      Annualized     Annualized
                                   One Year         3-Year        5-Year         10-Year      Inception
                                     Return         Return        Return          Return        to Date
-------------------------------------------------------------------------------------------------------
Corporate Daily Income
Fund, Class A                         1.61%          3.67%         4.63%           5.14%          5.08%
-------------------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Corporate Daily Income Fund, Class A, versus the Lehman Brothers 9-12 Month Treasury Index

                              [LINE GRAPH OMITTED]
                  EDGAR Representation of Data Used in Printed
                               Graphic as Follows:

              Corporate Daily           Lehman Brothers
               Income Fund,           9-12 Month Treasury
                  Class A                    Index
1/31/94           $10,000                  $10,000
1/31/95           $10,259                  $10,360
1/31/96           $11,146                  $11,146
1/31/97           $11,727                  $11,768
1/31/98           $12,465                  $12,505
1/31/99           $13,164                  $13,229
1/31/00           $13,660                  $13,806
1/31/01           $14,815                  $14,850
1/31/02           $15,715                  $15,668
1/31/03           $16,242                  $16,130
1/31/04           $16,503                  $16,367

1 For the periods ended January 31, 2004. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                      5

SEI DAILY INCOME TRUST -- JANUARY 31, 2004


Report of Independent Auditors


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of net assets of SEI Daily Income Trust (comprising, respectively, the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund, and Corporate Daily Income Fund) (the "Trust") as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through January 31, 2002 were audited by other auditors who have ceased operations and whose report dated March 15, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Daily Income Trust, as of January 31, 2004, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                      /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 12, 2004


--------------------------------------------------------------------------------
6                      SEI Daily Income Trust / Annual Report / January 31, 2004

STATEMENT OF NET ASSETS


Money Market Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
CORPORATE BONDS -- 34.0%
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 2.0%
   Permanent Financing PLC,
     Ser 2, Cl 1A (B)
        1.070%, 02/10/04                   $ 10,000      $   10,000
   Permanent Financing PLC,
     Ser 3, Cl 1A (B)
        1.070%, 02/10/04                     10,000          10,000
                                                         ----------
                                                             20,000
                                                         ----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 6.3%
   Beta Finance Incorporated
     MTN (F)
        1.060%, 02/17/04                     19,000          19,000
   Links Finance LLC MTN (F)
        1.100%, 02/09/04                     10,000          10,000
   Links Finance LLC MTN, Ser 1 (B) (F)
        1.070%, 02/17/04                      5,000           5,000
   Premier Asset Collateralized Entity LLC
        MTN (B) (F)
        1.060%, 02/17/04                     10,000          10,000
   Sigma Finance Incorporated (B) (F)
        1.080%, 04/13/04                      5,000           4,999
   Sigma Finance Incorporated MTN,
     Ser 2 (B) (F)
        1.060%, 02/17/04                     10,000          10,000
   White Pine Finance LLC MTN (B) (F)
        1.070%, 02/20/04                      5,000           5,000
                                                         ----------
                                                             63,999
                                                         ----------
ASSET BACKED - OTHER (E) -- 3.2%
   CIT Equipment Collateral,
     Ser 2003-VT1, Cl A1
        1.208%, 06/21/04                        965             965
   GSTR, Ser 2002-2A, Cl A1MA (B) (F)
        1.150%, 02/25/04                        799             799
   GSTR, Ser 2002-2A, Cl A1MB (B) (F)
        1.160%, 02/25/04                        699             699
   Granite Mortgages, Ser 2004-1,
     Cl 1A1 (B)
        1.060%, 02/20/04                     10,000          10,000
   PNC Funding Corporation (B)
        1.495%, 04/29/04                     15,000          15,044
   Residential Mortgage Securities,
     Ser 15A, Cl A1 (B) (F)
        1.150%, 02/09/04                      4,731           4,731
                                                         ----------
                                                             32,238
                                                         ----------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
BANKS -- 14.1%
   Chase Manhattan Bank (B)
        1.060%, 02/27/04                   $ 10,000      $   10,000
   Citigroup Incorporated
        5.700%, 02/06/04                      5,000           5,003
   Credit Agricole Indosuez of
     New York (B)
        1.082%, 03/31/04                     15,000          14,999
   FleetBoston Financial Corporation
     MTN, Ser R (B)
        1.450%, 02/20/04                     25,000          25,002
   JP Morgan Chase & Company
        Incorporated MTN, Ser C1 (B)
        1.285%, 02/05/04                      8,000           8,000
   Key Bank N.A. (B)
        1.050%, 02/12/04                     25,000          25,000
   Suntrust Bank (B)
        1.080%, 02/05/04                     14,000          14,004
   Wells Fargo Bank N.A. (B)
        1.060%, 02/06/04 to 03/09/04         27,000          26,999
   Westdeutsche Landesbank (B)
        1.050%, 02/20/04                     15,000          14,999
                                                         ----------
                                                            144,006
                                                         ----------
FINANCIAL SERVICES -- 6.4%
   American Express Centurion (B)
        1.090%, 02/24/04                     20,000          20,000
   CC USA Incorporated, MTN (B) (F)
        1.055%, 02/17/04                     10,000          10,000
   Household Finance Corporation,
     MTN (B)
        1.171%, 02/18/04                     25,000          25,000
   Sigma Finance Incorporated
     MTN (B) (F)
        1.080%, 02/10/04                     10,000           9,999
                                                         ----------
                                                             64,999
                                                         ----------
INVESTMENT BANKER/BROKER DEALER -- 2.0%
   Goldman Sachs Group Incorporated
        1.150%, 02/12/04                     15,000          15,000
   Merrill Lynch & Company
     Incorporated MTN, Ser B (B)
        1.070%, 02/13/04                      5,000           5,000
                                                         ----------
                                                             20,000
                                                         ----------
Total Corporate Bonds
   (Cost $345,242)                                          345,242
                                                         ----------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                      7

STATEMENT OF NET ASSETS

January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%
   FHLB
        1.500%, 12/07/04                   $ 10,000      $   10,000
        1.400%, 02/25/05                     10,000          10,000
   FHLB (B)
        1.085%, 03/15/04                     25,000          24,995
   FHLMC
        5.250%, 02/15/04                      6,505           6,515
   FHLMC (A)
        1.147%, 02/26/04 to 05/20/04         20,000          19,944
        1.158%, 03/31/04                     10,000           9,981
        1.317%, 04/22/04                      9,750           9,721
        1.198%, 06/09/04                      7,500           7,468
        1.209%, 06/15/04                     15,000          14,932
   FHLMC (B)
        1.060%, 03/01/04                     25,000          24,992
        1.145%, 03/09/04                     15,000          15,000
        1.190%, 04/21/04                     10,000          10,000
   FHLMC MTN (B)
        1.090%, 05/01/04                     15,000          14,996
   FNMA
        1.500%, 09/21/04 to 11/16/04         13,000          13,000
        1.400%, 09/21/04                     10,000          10,000
        1.550%, 10/01/04                     10,000          10,000
        1.340%, 10/18/04                      5,000           5,000
        1.430%, 11/15/04                      5,000           5,000
        1.540%, 12/24/04                      5,000           5,000
   FNMA (A)
        1.101%, 03/10/04                      5,930           5,923
        1.097%, 04/15/04                      5,000           4,989
   FNMA (B)
        1.003%, 03/10/04                      5,000           4,999
        1.190%, 04/23/04                      6,000           6,000
                                                         ----------
Total U.S. Government Agency Obligations
   (Cost $248,455)                                          248,455
                                                         ----------

COMMERCIAL PAPER -- 12.8%
ASSET BACKED - AUTOMOTIVE (E) -- 2.4%
   FCAR Owner Trust, Ser I (A)
        1.042%, 03/15/04                     25,000          24,969
                                                         ----------
ASSET BACKED - CREDIT CARDS (E) -- 1.0%
   Montauk Funding Corporation (A)
        1.114%, 02/12/04                     10,000           9,997
                                                         ----------

ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 0.5%
   Barton Capital Corporation (A)
        1.200%, 05/20/04                      5,000           4,982
                                                         ----------

ASSET BACKED - FINANCIAL SERVICES (E) -- 1.0%
   Sigma Finance Incorporated (A)
        1.157%, 04/22/04                     10,000           9,974
                                                         ----------

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
ASSET BACKED - OTHER (E) -- 2.9%
   CXC LLC (A)
        1.157%, 05/14/04                   $ 10,000      $    9,967
   Paradigm Funding LLC (A)
        1.114%, 02/12/04                     10,000           9,997
   Scaldis Capital LLC (A)
        1.093%, 03/15/04                     10,000           9,987
                                                         ----------
                                                             29,951
                                                         ----------
BANKS -- 1.0%
   HBOS Treasury Services (A)
        1.104%, 02/12/04                     10,000           9,997

FINANCIAL SERVICES -- 2.0%
   Citigroup Global Markets (A)
        1.032%, 03/15/04                     10,000           9,987
   General Electric Capital Services (A)
        1.135%, 02/24/04                     10,000           9,993
                                                         ----------
                                                             19,980
                                                         ----------
SPECIAL PURPOSE ENTITY -- 2.0%
   Dexia Delaware LLC (A)
        1.032%, 03/12/04                     10,000           9,988
   Societe Generale (A)
        1.104%, 02/09/04                     10,000           9,998
                                                         ----------
                                                             19,986
                                                         ----------
Total Commercial Paper
   (Cost $129,836)                                          129,836
                                                         ----------

CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 15.0%
   Barclays Bank PLC NY (B)
        1.050%, 03/11/04                     20,000          19,998
   Comerica Bank (B)
        1.080%, 02/12/04                     25,000          25,000
   Credit Suisse First Boston NY (B)
        1.075%, 02/20/04                     25,000          25,000
   Discover Card Master Trust (A)
        1.102%, 02/12/04                     10,000           9,997
        1.042%, 03/16/04                     13,000          12,983
   Leafs LLC (B)
        1.110%, 02/20/04                     10,000          10,000
   MBNA Credit Card Master Trust (A)
        1.102%, 02/10/04                     15,000          14,996
        1.113%, 02/26/04                     10,000           9,992
   Swedbank Securities Incorporated (B)
        1.045%, 02/23/04                     10,000           9,999
   Wachovia Bank N.A. (B)
        1.020%, 04/05/04                     15,000          15,000
                                                         ----------
Total Certificates of Deposit/
   Extendable Commercial Notes
   (Cost $152,965)                                          152,965
                                                         ----------


--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 3.9%
   Metropolitan Life Insurance
     Company (B) (C)
        1.124%, 02/01/04                   $ 30,000      $   30,000
   Monumental Life Insurance
     Company (B) (C)
        1.320%, 02/01/04                      9,500           9,500
                                                         ----------
Total Insurance Funding Agreements
   (Cost $39,500)                                            39,500
                                                         ----------

MUNICIPAL BONDS -- 1.6%
   California State, Housing Finance
     Authority, Ser K, RB, FSA (B)
        1.070%, 02/04/04                     16,250          16,250
                                                         ----------
Total Municipal Bonds
   (Cost $16,250)                                            16,250
                                                         ----------

REPURCHASE AGREEMENT (D) -- 10.7%
   Banque National de Paris
     1.020%, dated 01/30/04, to be
     repurchased on 02/02/04, repurchase
     price $108,673,236 (collateralized
     by U.S. Government Agency
     Obligations, ranging in par value
     $3,653,000-$80,431,000,
     0.980%(A)-6.625%, 07/27/04-
     09/15/09; with total market value
     $110,837,347)                          108,664         108,664
                                                         ----------
Total Repurchase Agreement
   (Cost $108,664)                                          108,664
                                                         ----------
Total Investments -- 102.4%
   (Cost $1,040,912)                                      1,040,912
                                                         ----------


--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.4)%
Investment Advisory Fees Payable                         $      (19)
Administration Fees Payable                                    (118)
Shareholder Servicing Fees Payable                             (179)
Trustees' Fees Payable                                           (1)
Other Assets and Liabilities, Net                           (24,138)
                                                         ----------
Total Other Assets and Liabilities                          (24,455)
                                                         ----------

NET ASSETS:
Paid-in-Capital Class A
   (unlimited authorization -- no par value)
   based on 603,808,563 outstanding shares
   of beneficial interest                                   603,800
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 124,392,878 outstanding shares
   of beneficial interest                                   124,393
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 200,478,823 outstanding shares
   of beneficial interest                                   200,479
Paid-in-Capital -- Sweep Class
   (unlimited authorization -- no par value)
   based on 87,789,859 outstanding shares
   of beneficial interest                                    87,789
Accumulated net realized loss on investments                     (4)
                                                         ----------
Total Net Assets -- 100.0%                               $1,016,457
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($603,798,180 / 603,808,563 shares)                        $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($124,400,924 / 124,392,878 shares)                        $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($200,466,999 / 200,478,823 shares)                        $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($87,791,058 / 87,789,859 shares)                          $1.00
                                                         ==========


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                      9

STATEMENT OF NET ASSETS


Money Market Fund (Concluded)
January 31, 2004
--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
(A) The rate reported is the effective rate at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2004, the value of these securities amounted to approximately $39,500,000 representing 3.9% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2004

Government Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.4%
   FFCB
        1.250%, 11/24/04                    $ 1,670        $  1,669
   FHLB
        5.250%, 02/13/04                     23,000          23,030
        3.750%, 02/13/04 to 04/15/04          7,500           7,520
        1.115%, 02/13/04                      5,000           4,998
        5.435%, 02/23/04                      1,500           1,504
        5.400%, 02/24/04                      2,000           2,005
        5.485%, 03/23/04                      2,000           2,012
        4.875%, 04/16/04                      2,275           2,292
        3.375%, 05/14/04 to 06/15/04         24,850          25,030
        4.750%, 06/28/04                      7,000           7,101
        1.250%, 07/02/04                      5,000           4,999
        1.320%, 08/18/04                      5,000           5,000
        1.350%, 08/25/04                      5,000           5,000
        1.360%, 09/21/04                      4,000           4,000
        3.625%, 10/15/04                     15,000          15,234
        1.460%, 11/17/04                     10,000          10,000
        1.500%, 12/07/04                      5,000           5,000
        2.125%, 12/15/04                      4,000           4,032
        1.560%, 12/29/04                     10,000          10,000
        1.400%, 02/25/05                      5,000           5,000
   FHLB (A)
        1.136%, 02/04/04                     10,000           9,999
        1.063%, 02/18/04                      8,000           7,996
        1.048%, 03/19/04                     11,000          10,985
        1.096%, 04/16/04                     23,000          22,948
        1.177%, 06/02/04                      5,000           4,980
   FHLB (B)
        1.190%, 05/06/04                     35,000          35,000
   FHLMC (A)
        1.084%, 02/04/04                     18,000          17,998
   FNMA
        1.400%, 09/21/04                      5,000           5,000
   FNMA (A)
        1.281%, 02/06/04                      5,000           4,999
   SLMA
        4.750%, 04/23/04                      5,000           5,039
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $270,370)                                          270,370
                                                           --------

U.S. TREASURY OBLIGATIONS -- 3.5%
   U.S. Treasury Notes
        2.250%, 07/31/04                     10,000          10,058
        1.500%, 02/28/05                     15,000          15,032
                                                           --------
Total U.S. Treasury Obligations
   (Cost $25,090)                                            25,090
                                                           --------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 64.5%
   ABN Amro
     1.020%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $170,014,450
     (collateralized by U.S. Government
     Agency Obligations, ranging in par
     value $7,212,494-$49,542,273,
     8.000%-10.000%, 12/01/21-
     09/01/31; with total market value
     $173,400,000)                         $170,000        $170,000
   Barclays Bank
     1.020%, dated 01/30/04, to be
     repurchased on 02/02/04,
     repurchase price $170,014,450
     (collateralized by U.S. Government
     Agency Obligations, ranging in par
     value $24,456,000-$65,449,000,
     5.375%-7.250%, 03/15/09-
     05/15/30; with total market value
     $173,400,889)                          170,000         170,000
   Deutsche Bank
     1.030%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $30,002,575
     (collateralized by a U.S. Government
     Agency Obligation, par value
     $26,433,000, 7.125%, 03/15/07;
     with total market value
     $30,600,341)                            30,000          30,000
   Goldman Sachs Group Incorporated
     1.030%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $5,823,500
     (collateralized by U.S. Government
     Agency Obligations, ranging in par
     value $1,035,000-$4,860,000,
     0.980% (A)-4.000%, 02/26/04-
     12/29/06; with total market value
     $5,941,391)                              5,823           5,823
   JP Morgan Chase & Company Incorporated
     1.010%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $30,002,525
     (collateralized by a U.S. Government
     Agency Obligation, ranging in par
     value $391,000-$30,005,000,
     5.125%-5.608% (A), 11/07/13-
     06/01/17; with total market value
     $30,602,966)                            30,000          30,000


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     11

STATEMENT OF NET ASSETS


Government Fund (Concluded)
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Merrill Lynch & Company Incorporated
     1.010%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $30,002,525
     (collateralized by U.S. Government
     Agency Obligations, ranging in par
     value $1,000-$17,880,000,
     3.375%-5.850%, 02/02/04-
     10/03/22; with total market value
     $30,604,845)                          $ 30,000        $ 30,000
   Morgan Stanley Dean Witter & Company
     0.980%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $30,002,450
     (collateralized by U.S. Government
     Agency Obligations, ranging in par
     value $391,000-$30,005,000,
     5.125%-5.477%(A), 11/07/13-
     06/01/17; with total market value
     $30,602,966)                            30,000          30,000
                                                           --------
Total Repurchase Agreements
   (Cost $465,823)                                          465,823
                                                           --------
Total Investments -- 105.4%
   (Cost $761,283)                                          761,283
                                                           --------

OTHER ASSETS AND LIABILITIES -- (5.4)%
Payable for Investment Securities Purchased                 (40,000)
Investment Advisory Fees Payable                                (14)
Administration Fees Payable                                     (96)
Shareholder Servicing Fees Payable                             (128)
Trustees' Fees Payable                                           (2)
Other Assets and Liabilities, Net                             1,405
                                                           --------
Total Other Assets and Liabilities                          (38,835)
                                                           --------


--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 329,936,991 outstanding shares
   of beneficial interest                                  $329,937
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 240,496,489 outstanding shares
   of beneficial interest                                   240,497
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 105,774,207 outstanding shares
   of beneficial interest                                   105,774
Paid-in-Capital -- Sweep Class
   (unlimited authorization -- no par value)
   based on 46,254,868 outstanding shares
   of beneficial interest                                    46,255
Accumulated net realized loss on investments                    (15)
                                                           --------
Total Net Assets -- 100.0%                                 $722,448
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($329,939,704 / 329,936,991 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($240,490,974 / 240,496,489 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($105,763,410 / 105,774,207 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($46,253,883 / 46,254,868 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2004

Government II Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.6%
   FFCB
        1.250%, 11/24/04                    $ 2,000        $  1,999
   FFCB (A)
        1.297%, 02/13/04                      5,000           4,998
   FHLB
        5.250%, 02/13/04                      8,500           8,511
        3.750%, 02/13/04 to 04/15/04         12,000          12,019
        4.875%, 04/16/04                      2,000           2,015
        3.375%, 05/14/04 to 06/15/04          8,000           8,062
        1.320%, 08/18/04                      3,000           3,000
        1.360%, 09/21/04                      6,000           6,000
        1.430%, 12/01/04                     10,000          10,000
        1.500%, 12/07/04                     10,000          10,000
        3.875%, 12/15/04                      5,000           5,116
        1.560%, 12/29/04                      5,000           5,000
        1.400%, 02/25/05                      5,000           5,000
   FHLB (A)
        1.023%, 02/04/04                     43,688          43,684
        0.977%, 02/06/04                     31,460          31,456
        1.048%, 02/13/04 to 03/19/04        235,346         235,213
        0.975%, 02/18/04                    133,855         133,793
        1.022%, 02/20/04 to 02/25/04         72,141          72,095
        1.033%, 03/12/04                     16,938          16,919
        1.085%, 03/17/04                     31,747          31,704
        1.043%, 03/24/04 to 03/26/04         29,578          29,532
        1.037%, 03/31/04                     45,000          44,924
        1.024%, 04/12/04                     70,000          69,859
        1.096%, 04/16/04                      5,000           4,989
        1.126%, 04/28/04                      3,230           3,221
        1.080%, 06/02/04                      1,423           1,418
        1.065%, 06/11/04                      1,160           1,155
   FHLB (B)
        1.190%, 03/01/05                     15,000          15,000
   FNMA
        1.400%, 09/21/04                      5,000           5,000
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $821,682)                                          821,682
                                                           --------

U.S. TREASURY OBLIGATIONS -- 1.8%
   U.S. Treasury Notes
        2.250%, 07/31/04                     10,000          10,058
        1.500%, 02/28/05                      5,000           5,011
                                                           --------
Total U.S. Treasury Obligations
   (Cost $15,069)                                            15,069
                                                           --------
Total Investments -- 102.4%
   (Cost $836,751)                                          836,751
                                                           --------

--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.4)%
Investment Advisory Fees Payable                           $    (16)
Administration Fees Payable                                     (89)
Shareholder Servicing Fees Payable                              (70)
Trustees' Fees Payable                                           (1)
Other Assets and Liabilities, Net                           (19,749)
                                                           --------
Total Other Assets and Liabilities                          (19,925)
                                                           --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 569,007,399 outstanding shares
   of beneficial interest                                   569,015
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 201,076,681 outstanding shares
   of beneficial interest                                   201,077
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 46,844,041 outstanding shares
   of beneficial interest                                    46,844
Accumulated net realized loss on investments                   (110)
                                                           --------
Total Net Assets -- 100.0%                                 $816,826
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($568,888,431 / 569,007,399 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($201,084,829 / 201,076,681 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($46,852,460 / 46,844,041 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2004. The date shown is the earlier of the reset date or the demand date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     13

STATEMENT OF NET ASSETS


Prime Obligation Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.8%
   FHLB
        1.250%, 03/03/04                   $ 13,050      $   13,049
        3.750%, 04/15/04                     23,225          23,348
        4.875%, 04/16/04                     28,000          28,210
        3.375%, 06/15/04                     20,000          20,169
        1.400%, 02/25/05                     20,000          20,000
   FHLB (A)
        1.177%, 06/02/04                     50,000          49,802
   FHLB (B)
        1.085%, 03/15/04                     50,000          49,990
        1.190%, 05/06/04                     50,000          50,000
   FHLMC MTN
        1.170%, 08/20/04                     20,000          20,000
   FHLMC (A)
        1.147%, 02/26/04 to 05/20/04         40,000          39,902
        1.106%, 03/04/04                     13,835          13,821
        1.076%, 03/25/04                     25,000          24,961
        1.158%, 03/31/04                     70,000          69,868
        1.003%, 04/13/04                     50,000          49,900
        1.317%, 04/22/04                     15,000          14,956
        1.087%, 07/15/04                     10,000           9,951
   FHLMC MTN (B)
        1.060%, 03/01/04                     65,000          64,980
        1.145%, 03/09/04                     50,000          50,000
        1.190%, 04/21/04                     50,000          50,000
        1.090%, 05/01/04                     60,000          59,982
   FNMA
        5.125%, 02/13/04                     38,954          39,003
        1.060%, 07/20/04                     21,000          20,982
        6.500%, 08/15/04                     40,000          41,125
        1.500%, 09/21/04 to 11/16/04         20,000          20,000
        1.400%, 09/21/04                     25,000          25,000
        1.550%, 10/01/04                     15,000          15,000
        1.340%, 10/18/04                     15,000          15,000
        1.430%, 11/15/04                     25,000          25,000
        1.540%, 12/24/04                     15,000          15,000
   FNMA (A)
        1.281%, 02/06/04                     25,000          24,996
        1.084%, 02/24/04                     50,000          49,966
        1.097%, 04/15/04                     35,000          34,922
        1.141%, 05/12/04                     25,000          24,920
        1.417%, 11/12/04                     40,000          39,557
   FNMA (B)
        1.040%, 02/18/04                     25,000          25,000
        1.002%, 03/10/04                     15,000          14,996
        0.995%, 03/17/04                     30,000          29,991
        1.190%, 04/23/04                     30,000          30,000
        1.020%, 04/28/04                     50,000          49,985
   SLMA
        4.750%, 04/23/04                     10,000          10,077
                                                         ----------
Total U.S. Government Agency Obligations
   (Cost $1,273,409)                                      1,273,409
                                                         ----------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
CORPORATE BONDS -- 23.4%
ASSET BACKED - AUTOMOTIVE (E) -- 0.5%
   Nissan Auto Lease Trust,
     Ser 2003-A, Cl A1
        1.165%, 10/15/04                    $ 2,786      $    2,786
   Volkswagen Auto Loan Enhanced Trust,
     Ser 2003-2, Cl A1
        1.145%, 11/19/04                     13,363          13,363
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A1
        1.100%, 09/15/04                      7,085           7,085
                                                         ----------
                                                             23,234
                                                         ----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 8.1%
   Beta Finance Incorporated MTN (F)
        1.060%, 02/17/04                     30,000          30,000
        1.055%, 02/17/04 (B)                 10,000           9,999
   K2 (USA) LLC MTN (B) (F)
        1.070%, 02/10/04                     20,000          19,999
        1.065%, 02/20/04                     25,000          24,999
   Links Finance Incorporated
     MTN (B) (F)
        1.070%, 02/10/04 to 02/25/04         35,000          35,000
   Links Finance LLC MTN (B) (F)
        1.100%, 02/09/04                     25,000          25,000
   Links Finance LLC MTN, Ser 1 (B) (F)
        1.070%, 02/17/04                     45,000          44,999
   Premier Asset Collateralized Entity LLC
     MTN (B) (F)
        1.060%, 02/17/04                     25,000          25,000
   Sigma Finance Incorporated
     MTN (B) (F)
        1.080%, 02/10/04 to 04/13/04         35,000          34,996
        1.070%, 02/10/04                     20,000          19,998
        1.065%, 02/17/04                     35,000          34,999
   Sigma Finance Incorporated MTN,
      Ser 2 (B) (F)
        1.060%, 02/17/04                     40,000          39,998
   Tango Finance Corporation MTN (B) (F)
        1.070%, 02/27/04                     40,000          40,000
                                                         ----------
                                                            384,987
                                                         ----------
ASSET BACKED - OTHER (E) -- 0.2%
   CIT Equipment Collateral,
     Ser 2003-VT1, Cl A1
        1.208%, 06/21/04                      1,931           1,931
   CNH Equipment Trust,
     Ser 2003-A, Cl A1
        1.262%, 06/11/04                      2,607           2,607
   GSTR, Ser 2002-2A, Cl A1MA (B) (F)
        1.150%, 02/25/04                      2,995           2,995
   GSTR, Ser 2002-2A, Cl A1MB (B) (F)
        1.160%, 02/25/04                      2,496           2,496
                                                         ----------
                                                             10,029
                                                         ----------


--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
BANKS -- 10.2%
   Citigroup Global Markets
        7.200%, 02/01/04                   $ 16,000      $   16,000
   Citigroup Incorporated
        5.700%, 02/06/04                     15,000          15,009
   FleetBoston Financial Corporation
     MTN, Ser R (B)
        1.450%, 02/20/04                    100,000         100,007
   JP Morgan Chase & Company
     Incorporated MTN, Ser C (B)
        1.340%, 02/20/04                    100,000         100,063
   JP Morgan Chase & Company
     Incorporated MTN, Ser C1 (B)
        1.285%, 02/05/04                     28,000          28,000
   Key Bank N.A. (B)
        1.050%, 02/12/04                     75,000          75,000
   PNC Funding Corporation (B)
        1.495%, 04/29/04                     50,000          50,146
   Wells Fargo Bank N.A.
        1.060%, 02/06/04                     50,000          49,999
        1.060%, 02/09/04 (B)                 50,000          49,999
                                                         ----------
                                                            484,223
                                                         ----------
FINANCIAL SERVICES -- 1.1%
   American Express Centurion (B)
        1.090%, 02/24/04                     50,000          50,000
                                                         ----------
INVESTMENT BANKER/BROKER DEALER -- 3.3%
   Goldman Sachs Group Incorporated
        1.150%, 02/12/04                     55,000          55,000
        1.140%, 02/20/04                     10,000          10,000
        1.080%, 02/20/04 (B)                 45,000          45,000
   Merrill Lynch & Company
     Incorporated MTN, Ser B (B)
        1.070%, 02/13/04                     20,000          20,000
   Morgan Stanley Dean Witter &
     Company MTN (B)
        1.462%, 02/02/04                     12,500          12,500
   Morgan Stanley Dean Witter &
     Company MTN, Ser C (B)
        1.480%, 02/17/04                     15,000          15,014
                                                         ----------
                                                            157,514
                                                         ----------
Total Corporate Bonds
   (Cost $1,109,987)                                      1,109,987
                                                         ----------

COMMERCIAL PAPER -- 19.2%
ASSET BACKED - AUTOMOTIVE (E) -- 0.8%
   FCAR Owner Trust, Ser I (A)
        1.042%, 03/15/04                     40,000          39,950
                                                         ----------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 10.8%
   Aspen Funding Corporation (A)
        1.104%, 02/27/04                   $ 50,000      $   49,960
   Barton Capital Corporation (A)
        1.200%, 05/20/04                     22,283          22,203
   CRC Funding LLC (A)
        1.032%, 03/09/04                     50,000          49,947
   Cafco LLC (A)
        1.032%, 03/18/04                     48,900          48,836
   Charta Corporation (A)
        1.082%, 02/10/04                     50,000          49,986
   Eiffel Funding LLC (A)
        1.124%, 02/12/04                     15,000          14,995
   Galaxy Funding Incorporated (A)
        1.093%, 03/24/04                     50,000          49,921
   Mane Funding Corporation (A)
        1.124%, 02/12/04                     15,000          14,995
   Market Street Funding (A)
        1.032%, 03/11/04                     25,000          24,972
   Moat Funding LLC (A)
        1.093%, 03/11/04                    100,000          99,882
   Newport Funding Corporation (A)
        1.082%, 02/09/04                     60,000          59,986
        1.042%, 03/11/04                     25,000          24,972
                                                         ----------
                                                            510,655
                                                         ----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 2.4%
   Giro Balanced Funding Corporation (A)
        1.103%, 03/05/04                     36,376          36,339
        1.042%, 03/10/04                     50,000          49,945
   Sigma Finance Incorporated (A)
        1.157%, 04/22/04                     30,000          29,923
                                                         ----------
                                                            116,207
                                                         ----------
ASSET BACKED - OTHER -- 1.1%
   Fairway Finance Corporation (A)
        1.083%, 03/15/04                     51,796          51,729
                                                         ----------
FINANCIAL SERVICES -- 4.1%
   Citigroup Global Markets (A)
        1.032%, 03/15/04                     30,000          29,963
   General Electric Capital Corporation (A)
        1.103%, 02/26/04                     42,000          41,968
        1.188%, 05/05/04                     50,000          49,846
   General Electric Capital International
     Funding (A)
        1.103%, 02/12/04                     15,000          14,995
        1.042%, 03/23/04                     25,566          25,528
   General Electric Capital Services (A)
        1.135%, 02/24/04                     30,000          29,978
                                                         ----------
                                                            192,278
                                                         ----------
Total Commercial Paper
   (Cost $910,819)                                          910,819
                                                         ----------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     15

STATEMENT OF NET ASSETS


Prime Obligation Fund (Concluded)
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 12.5%
   Citibank Credit Card Master Trust (A)
        1.042%, 03/11/04                   $ 42,000      $   41,953
   Citibank N.A.
        1.084%, 03/19/04                     75,000          75,000
   Comerica Bank (B)
        1.080%, 02/12/04                     75,000          75,000
   Discover Card Master Trust (A)
        1.102%, 02/10/04 to 02/12/04         48,000          47,985
        1.113%, 03/04/04                     35,000          34,965
        1.042%, 03/11/04 to 03/18/04         85,083          84,978
   First Tennessee Bank (B)
        1.120%, 03/30/04                     20,000          20,000
   Leafs LLC (B)
        1.110%, 02/20/04                     60,000          60,000
   MBNA Credit Card Master Trust (A)
        1.102%, 02/10/04                     30,000          29,992
   Mitten Mortgage (A)
        1.122%, 02/17/04                     50,000          49,975
   Southtrust Bank
        1.320%, 02/18/04                     25,000          25,000
   Wachovia Bank N.A. (B)
        1.020%, 04/02/04                     50,000          50,000
                                                         ----------
Total Certificates of Deposit/
   Extendable Commercial Notes
   (Cost $594,848)                                          594,848
                                                         ----------

INSURANCE FUNDING AGREEMENTS -- 6.9%
   Metropolitan Life Insurance
     Company (B) (C)
        1.124%, 02/01/04                    160,000         160,000
   Monumental Life Insurance
     Company (B) (C)
        1.320%, 02/01/04                    101,500         101,500
   Travelers Insurance Corporation (B) (C)
        1.251%, 02/29/04                     68,000          68,000
                                                         ----------
Total Insurance Funding Agreements
   (Cost $329,500)                                          329,500
                                                         ----------

MUNICIPAL BONDS -- 0.2%
   California State, Housing Finance
     Authority, Ser K, RB, FSA (B)
        1.070%, 02/01/04                      7,650           7,650
                                                         ----------
Total Municipal Bonds
   (Cost $7,650)                                              7,650
                                                         ----------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
TIME DEPOSITS -- 1.1%
   Key Bank N.A.
        1.040%, 02/02/04                   $ 50,000      $   50,000
                                                         ----------
Total Time Deposits
   (Cost $50,000)                                            50,000
                                                         ----------

REPURCHASE AGREEMENTS (D) -- 12.4%
   Banque National de Paris
     1.020%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $557,452,379
     (collateralized by U.S. Government
     Obligations, ranging in par value
     $282,000-$164,422,000,
     0.980%(A)-7.000%,
     03/04/04-04/15/32; with total
     market value $568,553,479)             557,405         557,405
   Dresdner Bank
     1.060%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $28,979,560
     (collateralized by U.S. Government
     Agency Obligations, ranging in par
     value $2,030,000-$9,500,000,
     2.000%-4.125%, 01/14/05-
     08/14/08; with total market value
     $29,560,029)                            28,977          28,977
                                                         ----------
Total Repurchase Agreements
   (Cost $586,382)                                          586,382
                                                         ----------
Total Investments -- 102.5%
   (Cost $4,862,595)                                      4,862,595
                                                         ----------

OTHER ASSETS AND LIABILITIES -- (2.5)%
Investment Advisory Fees Payable                                (94)
Administration Fees Payable                                    (659)
Shareholder Servicing Fees Payable                             (581)
Trustees' Fees Payable                                          (14)
Other Assets and Liabilities, Net                          (115,052)
                                                         ----------
Total Other Assets and Liabilities                         (116,400)
                                                         ----------


--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 3,236,000,226 outstanding shares
   of beneficial interest                                $3,236,000
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 572,073,428 outstanding shares
   of beneficial interest                                   572,073
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 864,764,497 outstanding shares
   of beneficial interest                                   864,765
Paid-in-Capital -- Class H
   (unlimited authorization -- no par value)
   based on 36,024,010 outstanding shares
   of beneficial interest                                    36,023
Paid-in-Capital -- Sweep Class
   (unlimited authorization -- no par value)
   based on 37,394,433 outstanding shares
   of beneficial interest                                    37,394
Undistributed net investment income                              12
Accumulated net realized loss on investments                    (72)
                                                         ----------
Total Net Assets -- 100.0%                               $4,746,195
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,235,846,773 / 3,236,000,226 shares)                    $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($572,097,423 / 572,073,428 shares)                        $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($864,828,883 / 864,764,497 shares)                        $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($36,022,995 / 36,024,010 shares)                          $1.00
                                                         ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($37,399,130 / 37,394,433 shares)                          $1.00
                                                         ==========


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2004, the value of these securities amounted to approximately $329,500,000 representing 7.0% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     17

STATEMENT OF NET ASSETS


Treasury Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.7%
   U.S. Treasury Bills (A)
        0.861%, 02/26/04                   $ 40,000        $ 39,976
   U.S. Treasury Notes
        3.000%, 02/29/04                     14,000          14,018
        3.625%, 03/31/04                     34,000          34,136
        3.375%, 04/30/04                     43,000          43,230
        2.875%, 06/30/04                     19,000          19,142
        2.250%, 07/31/04                     47,000          47,263
        2.125%, 10/31/04                      3,000           3,020
        5.875%, 11/15/04                      5,000           5,177
        2.000%, 11/30/04                     20,000          20,112
        1.750%, 12/31/04                     10,000          10,035
        1.500%, 02/28/05                      8,500           8,518
                                                           --------
Total U.S. Treasury Obligations
   (Cost $244,627)                                          244,627
                                                           --------

REPURCHASE AGREEMENTS (B) -- 68.1%
   ABN Amro
     0.970%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $190,015,358
     (collateralized by U.S. Government
     Agency Obligations, ranging
     in par value $16,450,000-
     $98,495,000, 0.990%(A)-5.875%,
     11/15/04 - 09/02/08; with total
     market value $193,802,128)             190,000         190,000
   Barclays Bank
     0.970%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $156,211,626
     (collateralized by U.S. Treasury
     Obligations, ranging in par value
     $8,746,000-$45,671,000,
     0.990%(A)-10.625%, 04/01/04-
     11/15/22; with total market
     value $159,323,592)                    156,199         156,199
   Bear Stearns Incorporated &
     Companies
     0.980%, dated 01/30/04,
     to be repurchased on 02/02/04,
      repurchase price $35,002,858
     (collateralized by U.S. Treasury
     Obligations, ranging in par value
     $1,100,000-$24,000,000, 0.967%
     (A)-7.500%; 05/06/04-02/15/27;
     with total market value
     $35,812,654)                            35,000          35,000


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Deutsche Bank
     0.770%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $10,000,642
     (collateralized by U.S. Treasury
     Notes, par value $10,159,333,
     2.000%, 05/15/06; with total
     market value $10,200,172)(C)          $ 10,000        $ 10,000
   Deutsche Bank
     0.770%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $35,002,246
     (collateralized by a U.S. Treasury
     Notes, par value $35,557,667,
     2.000%, 05/15/06; with total
     market value $35,700,602)               35,000          35,000
   Goldman Sachs Group Incorporated
     0.970%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $35,002,829
     (collateralized by a U.S. Treasury
     Notes, par value $35,383,000,
     3.125%, 10/15/08; with total
     market value $35,700,737)               35,000          35,000
   JP Morgan Chase & Company
     Incorporated
     0.970%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $35,002,829
     (collateralized by U.S. Treasury
     Obligations, ranging in par value
     $7,127,000-$19,740,000, 8.750%-
     10.375%, 11/15/12-05/15/17;
     with total market value
     $35,700,469)                            35,000          35,000
   Merrill Lynch & Company Incorporated
     0.950%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $35,002,771
     (collateralized by U.S. Treasury
     Obligations, ranging in par value
     $9,590,000-$19,590,000, 7.500%-
     8.875%, 02/15/05-02/15/09;
     with total market value
     $35,702,167)                            35,000          35,000


--------------------------------------------------------------------------------
18                     SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
   Morgan Stanley Dean Witter & Company
     0.970%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $10,500,849
     (collateralized by a U.S. Treasury
     Notes, par value $9,990,000,
     6.750%, 05/15/05; with total
     market value $10,710,873)             $ 10,500        $ 10,500
                                                           --------
Total Repurchase Agreements
   (Cost $541,699)                                          541,699
                                                           --------
Total Investments -- 98.8%
   (Cost $786,326)                                          786,326
                                                           --------

OTHER ASSETS AND LIABILITIES -- 1.2%
Investment Advisory Fees Payable                                (15)
Administration Fees Payable                                    (118)
Shareholder Servicing Fees Payable                             (178)
Trustees' Fees Payable                                           (5)
Other Assets and Liabilities, Net                             9,547
                                                           --------
Total Other Assets and Liabilities                            9,231
                                                           --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 264,571,161 outstanding shares
   of beneficial interest                                   264,571
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 325,718,161 outstanding shares
   of beneficial interest                                   325,718
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 109,653,295 outstanding shares
   of beneficial interest                                   109,653
Paid-in-Capital -- Sweep Class
   (unlimited authorization -- no par value)
   based on 95,680,406 outstanding shares
   of beneficial interest                                    95,681
Accumulated net realized loss on investments                    (66)
                                                           --------
Total Net Assets -- 100.0%                                 $795,557
                                                           ========


--------------------------------------------------------------------

Description                                                    Value
--------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($264,543,710 / 264,571,161 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($325,687,008 / 325,718,161 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($109,646,685 / 109,653,295 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($95,679,462 / 95,680,406 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.
(C) These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2004, the value of these securities amounted to approximately $10,000,000 representing 1.3% of the net assets of the Fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     19

STATEMENT OF NET ASSETS


Treasury II Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.2%
   U.S. Treasury Bills (A)
        0.720%, 02/05/04                   $ 63,891        $ 63,886
        0.750%, 02/19/04                     60,000          59,977
        0.864%, 02/26/04                    199,989         199,869
        1.028%, 03/04/04                     11,159          11,149
        0.908%, 04/15/04                     19,279          19,243
        0.944%, 06/17/04                      8,642           8,611
        0.934%, 07/22/04                      2,326           2,316
   U.S. Treasury Notes
        3.000%, 02/29/04                      6,000           6,009
        3.625%, 03/31/04                     25,000          25,101
        3.375%, 04/30/04                     13,000          13,072
        2.875%, 06/30/04                     17,000          17,125
        2.250%, 07/31/04                     24,000          24,128
        2.125%, 08/31/04 to 10/31/04         12,000          12,061
        5.875%, 11/15/04                      5,000           5,177
        2.000%, 11/30/04                      5,000           5,027
        1.750%, 12/31/04                      5,000           5,021
        1.500%, 02/28/05                      2,000           2,004
                                                           --------
Total U.S. Treasury Obligations
   (Cost $479,776)                                          479,776
                                                           --------
Total Investments -- 98.2%
   (Cost $479,776)                                          479,776
                                                           --------

OTHER ASSETS AND LIABILITIES -- 1.8%
Investment Advisory Fees Payable                                (10)
Administration Fees Payable                                     (93)
Shareholder Servicing Fees Payable                              (67)
Trustees' Fees Payable                                           (5)
Other Assets and Liabilities, Net                             8,882
                                                           --------
Total Other Assets and Liabilities                            8,707
                                                           --------


--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 269,380,145 outstanding shares
   of beneficial interest                                  $269,380
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 160,828,349 outstanding shares
   of beneficial interest                                   160,829
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 58,438,046 outstanding shares
   of beneficial interest                                    58,438
Undistributed net investment income                              44
Accumulated net realized loss on investments                   (208)
                                                           --------
Total Net Assets -- 100.0%                                 $488,483
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($269,200,034 / 269,380,145 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($160,859,505 / 160,828,349 shares)                        $1.00
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($58,423,527 / 58,438,046 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2004

Short-Duration Government Fund
January 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 44.5%
   U.S. Treasury Notes
        5.875%, 11/15/04                    $25,000        $ 25,911
        3.000%, 11/15/07                     33,000          33,370
        2.875%, 06/30/04                     18,500          18,642
        2.000%, 05/15/06                     14,000          14,012
        1.875%, 09/30/04                     12,000          12,061
        1.500%, 02/28/05                     25,000          25,063
                                                           --------
Total U.S. Treasury Obligations
   (Cost $128,270)                                          129,059
                                                           --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 27.3%
   FHLMC
        6.580%, 02/01/06                        453             481
        6.500%, 10/01/07                          4               4
        5.500%, 03/01/16 to 04/01/18         12,399          12,877
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                        423             423
   FHLMC REMIC, Ser 1617, Cl PI
        6.000%, 02/15/22                         85              85
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                      2,862           2,908
   FHLMC REMIC, Ser 2122, Cl FD (A)
        1.450%, 02/15/04                      2,347           2,352
   FHLMC REMIC, Ser 2396, Cl PX
        6.000%, 06/15/27                        444             448
   FHLMC REMIC, Ser 2481, Cl BC
        5.250%, 08/15/30                        852             867
   FHLMC REMIC, Ser 2496, Cl PA
        5.000%, 10/15/16                      2,839           2,857
   FHLMC REMIC, Ser 2498, Cl DW
        4.800%, 02/15/29                        882             890
   FHLMC REMIC, Ser 2505, Cl KU
        5.000%, 10/15/26                        577             579
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                      3,000           3,054
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                      3,000           3,084
   FHLMC REMIC, Ser 2750, Cl I14
        3.500%, 02/01/34                      3,000           3,047
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 01/31/19                      3,000           3,047
   FHLMC, REMIC, Ser 2684, Cl PA
        5.000%, 02/15/10                      2,681           2,728
   FNMA
        6.270%, 11/01/07                        897             980
        5.500%, 11/01/16 to 04/01/18          1,655           1,719
   FNMA REMIC, Ser 1993-32, Cl H
        6.000%, 03/25/23                        358             371
   FNMA REMIC, Ser 1995-13, Cl C
        6.500%, 10/25/08                        546             573


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   FNMA REMIC, Ser 1996-53, Cl PE
        6.500%, 11/18/10                    $ 1,215        $  1,221
   FNMA REMIC, Ser 2001-53, Cl CA
        5.750%, 06/25/31                      1,750           1,785
   FNMA REMIC, Ser 2002-20, Cl BH
        6.000%, 12/25/29                        709             721
   FNMA REMIC, Ser 2002-34, Cl FE (A)
        1.500%, 02/18/04                      1,158           1,162
   FNMA REMIC, Ser 2002-53, Cl FK (A)
        1.500%, 02/25/04                      2,257           2,261
   FNMA REMIC, Ser 2002-71, Cl UA
        4.000%, 07/25/10                        607             612
   FNMA REMIC, Ser G93-5, Cl Z
        6.500%, 02/25/23                        146             155
   GNMA
        7.500%, 01/15/11 to 02/15/26          1,388           1,498
        6.500%, 05/15/16 to 09/15/17         10,663          11,385
        6.000%, 04/15/09 to 11/15/17          5,840           6,174
   GNMA REMIC, Ser 2000-37, Cl A
        7.150%, 06/20/30                      1,928           1,944
   GNMA REMIC, Ser 2001-21, Cl PH
        6.500%, 09/16/28                      1,303           1,309
   GNMA REMIC, Ser 2001-29, Cl C
        6.500%, 12/20/28                        993             993
   GNMA REMIC, Ser 2002-29, Cl BK
        6.150%, 04/16/29                      1,900           1,910
   GNMA REMIC, Ser 2002-57, Cl AD
        5.000%, 01/20/30                        975             993
   GNMA REMIC, Ser 2002-57, Cl AH
        5.000%, 04/20/29                        789             798
   GNMA REMIC, Ser 2002-60, Cl AC
        5.000%, 03/20/27                        980             992
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $79,136)                                            79,287
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.9%
   FHLB
        4.875%, 11/15/06                      9,225           9,806
        2.125%, 05/15/06                     10,000           9,975
   FHLMC
        5.250%, 01/15/06                     10,500          11,156
   FNMA
        7.125%, 02/15/05                     10,000          10,589
        6.000%, 12/15/05 to 05/15/08         14,000          15,231
   Private Export Funding
        5.340%, 03/15/06                     10,000          10,656
   SLMA
        5.250%, 03/15/06                     10,000          10,637
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $77,793)                                            78,050
                                                           --------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     21

STATEMENT OF NET ASSETS


Short-Duration Government Fund (Concluded)
January 31, 2004
--------------------------------------------------------------------------------
                                         Face Amount            Market Value
Description                             ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 1.9%
   Goldman Sachs Group Incorporated
     1.040%, dated 01/30/04, 02/02/04,
     to be repurchased on
     repurchase price $5,400,468
     (collateralized by a U.S. Government
     Obligation, par value $32,793,196,
     6.500%, 01/01/29; with total market
     value $5,508,000)                      $ 5,400              $  5,400
                                                                 --------
Total Repurchase Agreement
   (Cost $5,400)                                                    5,400
                                                                 --------
Total Investments -- 100.6%
   (Cost $290,599)                                                291,796
                                                                 --------

OTHER ASSETS AND LIABILITIES -- (0.6)%
Administration Fees Payable                                           (87)
Other Assets and Liabilities, Net                                  (1,723)
                                                                 --------
Total Other Assets and Liabilities                                 (1,810)
                                                                 --------

NET ASSETS:
Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 28,012,392 outstanding shares
     of beneficial interest                                       290,080
Distribution in excess of net investment income                        (6)
Accumulated net realized loss on investments                       (1,285)
Net unrealized appreciation on investments                          1,197
                                                                 --------
Total Net Assets -- 100.0%                                       $289,986
                                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($289,985,907 / 28,012,392 shares)                              $10.35
                                                                 ========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2004. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2004

Intermediate-Duration Government Fund
January 31, 2004
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 48.9%
   U.S. Treasury Bonds
       12.000%, 08/15/13                    $ 7,500        $ 10,342
       10.375%, 11/15/12                      9,300          11,834
   U.S. Treasury Notes
        5.000%, 02/15/11                      4,000           4,321
        4.250%, 08/15/13                      2,000           2,022
        3.500%, 11/15/06                     18,000          18,606
        3.000%, 11/15/07                     12,500          12,640
        2.375%, 08/15/06                      6,000           6,039
                                                           --------
Total U.S. Treasury Obligations
   (Cost $65,284)                                            65,804
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.5%
   FHLB
        2.125%, 05/15/06                      5,000           4,988
   FHLMC
        5.250%, 01/15/06                      1,000           1,062
        4.875%, 03/15/07 to 11/15/13         15,000          15,755
        3.625%, 09/15/08                     14,000          14,163
   Private Export Funding
        6.620%, 10/01/05                        500             539
        5.530%, 04/30/06                        500             536
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $36,857)                                            37,043
                                                           --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 21.9%
   FHLMC
        8.250%, 12/01/07 to 12/01/09            136             143
        6.500%, 09/01/10                        376             400
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                         32              32
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                      1,700           1,778
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                         72              72
   FHLMC REMIC, Ser 1758, Cl E
        5.500%, 04/15/08                         31              31
   FNMA
        9.500%, 05/01/18                        124             140
        8.000%, 05/01/08 to 06/01/08            107             114
        7.500%, 03/01/07                         42              44
        7.040%, 03/01/07                         37              41
        6.999%, 06/01/07                         15              16
        6.942%, 08/01/07                        628             696


--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
        6.837%, 10/01/07                   $     45        $     49
        6.500%, 09/01/28 to 03/01/33          3,798           3,986
        6.083%, 12/01/11                      4,900           5,463
        6.000%, 03/01/14 to 09/01/18          4,760           5,012
        5.915%, 02/01/12                      3,921           4,338
        5.500%, 01/01/17 to 12/01/17          1,265           1,314
        4.500%, 10/01/18 to 12/01/18          4,959           4,990
   GNMA
        8.750%, 05/20/17 to 11/20/17            125             138
        8.500%, 05/20/16 to 02/20/18            332             365
        8.250%, 04/15/06 to 07/15/08            148             160
        6.000%, 04/15/09                         83              87
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $29,174)                                            29,409
                                                           --------

REPURCHASE AGREEMENT (A) -- 1.4%
   Goldman Sachs Group Incorporated
    1.040%, dated 01/30/04, to be
    repurchased on 02/02/04, repurchase
    price $1,900,165 (collateralized by
    a U.S. Government Obligation,
    par value $6,703,541, 7.500%,
    11/01/14; with total market
    value $1,938,000)                         1,900           1,900
                                                           --------
Total Repurchase Agreement
   (Cost $1,900)                                              1,900
                                                           --------
Total Investments -- 99.7%
   (Cost $133,215)                                          134,156
                                                           --------

OTHER ASSETS AND LIABILITIES -- 0.3%
Administration Fees Payable                                     (39)
Shareholder Servicing Fees Payable                               (3)
Other Assets and Liabilities, Net                               501
                                                           --------
Total Other Assets and Liabilities                              459
                                                           --------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     23

STATEMENT OF NET ASSETS


Intermediate-Duration Government Fund (Concluded)
January 31, 2004
--------------------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 12,656,424 outstanding
   shares of beneficial interest                           $133,594
Undistributed net investment income                               2
Accumulated net realized gain on investments                     78
Net unrealized appreciation on investments                      941
                                                           --------
Total Net Assets -- 100.0%                                 $134,615
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($134,614,786 / 12,656,424 shares)                        $10.64
                                                           ========

(A) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2004

GNMA Fund
January 31, 2004
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 94.4%
   FNMA
        6.500%, 09/01/32                    $   142        $    149
        6.300%, 07/01/11                      1,907           2,103
        5.930%, 12/01/08                        660             721
        5.890%, 10/01/11                      1,368           1,502
        5.780%, 11/01/11                      1,241           1,355
        5.735%, 01/01/09                      1,402           1,520
        5.420%, 11/01/08                      1,265           1,357
        4.667%, 04/01/13                      8,073           8,281
   FNMA REMIC,  Ser 2002-42, Cl C
        6.000%, 07/25/17                      1,500           1,591
   FNMA REMIC, Ser 1992-105, Cl B
        7.000%, 06/25/22                        392             420
   FNMA REMIC, Ser 2002-3, Cl PG
        5.500%, 02/25/17                      2,000           2,047
   FNMA REMIC, Ser 2002-7, Cl TG
        6.000%, 03/25/17                      2,000           2,121
   GNMA
       12.500%, 12/15/10 to 07/15/15              6               6
       12.000%, 04/15/14                         --               1
       11.500%, 02/15/13                          5               5
       10.000%, 09/15/15 to 07/15/20             78              86
        9.500%, 06/15/09 to 11/15/20            988           1,085
        9.000%, 12/15/17 to 05/15/22            639             721
        8.500%, 08/15/08 to 09/15/17            216             239
        8.000%, 04/15/17 to 03/15/32          4,528           4,927
        7.750%, 10/15/26                         99             108
        7.500%, 05/15/17 to 12/15/29         15,667          16,877
        7.250%, 01/15/28                        808             864
        7.000%, 09/15/22 to 04/15/32         25,662          27,448
        6.750%, 11/15/27                        223             237
        6.500%, 11/15/07 to 02/15/33         48,950          51,960
        6.000%, 12/15/08 to 06/15/33         44,089          46,282
        5.500%, 08/15/33 to 11/15/33          8,903           9,101
        5.000%, 05/15/18 to 12/15/33         20,628          20,629
   GNMA TBA
        6.000%, 02/15/34                      1,350           1,408
        5.500%, 02/15/34                      2,000           2,042
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $201,910)                                          207,193
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.4%
   FNMA
        4.625%, 10/15/13                      7,500           7,521
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $7,433)                                              7,521
                                                           --------


--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.0%
   U.S. Treasury Bonds
        8.875%, 02/15/19                    $ 3,000        $  4,338
                                                           --------
Total U.S. Treasury Obligations
   (Cost $4,270)                                              4,338
                                                           --------

REPURCHASE AGREEMENT (A) -- 0.9%
   Deutsche Bank
     1.030%, dated 01/30/04,
     to be repurchased on 02/02/04,
     repurchase price $1,900,163
     (collateralized by a U.S. Government
     Obligation, par value $1,792,000,
     4.875%, 03/15/07; with total market
     value $1,939,000)                        1,900           1,900
                                                           --------
Total Repurchase Agreement
   (Cost $1,900)                                              1,900
                                                           --------
Total Investments -- 100.7%
   (Cost $215,513)                                          220,952
                                                           --------

OTHER ASSETS AND LIABILITIES -- (0.7)%
Administration Fees Payable                                     (62)
Shareholder Servicing Fees Payable                              (29)
Other Assets and Liabilities, Net                            (1,378)
                                                           --------
Total Other Assets and Liabilities                           (1,469)
                                                           --------

NET ASSETS:
Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 22,258,365 outstanding shares
     of beneficial interest                                 223,600
Distribution in excess of net investment income                  (5)
Accumulated net realized loss on investments                 (9,551)
Net unrealized appreciation on investments                    5,439
                                                           --------
Total Net Assets -- 100.0%                                 $219,483
                                                           ========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($219,483,273 / 22,258,365 shares)                         $9.86
                                                           ========

Amounts designated as "--" are $0 or have been rounded to $0.
(A) Tri-Party Repurchase Agreement
Cl -- Class
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     25

STATEMENT OF NET ASSETS


Corporate Daily Income Fund
January 31, 2004
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 42.8%
AUTOMOTIVE -- 26.0%
   Aesop Funding II LLC,
     Ser 1998-1, Cl A (C)
        6.140%, 05/20/06                    $ 1,750        $  1,834
   Aesop Funding II LLC,
     Ser 2002-1A, Cl A1 (C)
        3.850%, 10/20/06                      1,000           1,024
   Aesop Funding II LLC,
     Ser 2003-4A, Cl A1 (B) (C)
        1.330%, 02/20/04                      1,435           1,435
   Aesop Funding II LLC,
     Ser 2003-5A, Cl A1 (C)
        2.780%, 12/20/07                      1,000             999
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A5
        6.990%, 07/15/08                      2,100           2,163
   BMW Owner Trust, Ser 2003-A, Cl A2
        1.450%, 11/25/05                      1,277           1,278
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A2
        1.290%, 08/21/06                      1,460           1,459
   Capital Auto Receivables Asset Trust,
     Ser 2001-2, Cl A4
        5.000%, 12/15/06                        315             319
   Capital Auto Receivables Asset Trust,
     Ser 2002-4, Cl A4
        2.640%, 03/17/08                      1,495           1,508
   Capital Auto Receivables Asset Trust,
     Ser 2003-1, Cl A1B (B)
        1.150%, 02/15/04                        888             888
   Capital Auto Receivables Asset Trust,
     Ser 2003-2, Cl A2A
        1.200%, 05/16/05                        980             980
   Capital Auto Receivables Asset Trust,
     Ser 2003-3, Cl A1A
        1.770%, 01/16/06                        980             983
   Capital One Auto Finance Trust,
     Ser 2001, Cl A4
        5.400%, 05/15/08                      1,000           1,040
   Capital One Auto Finance Trust,
     Ser 2003-2, Cl A2
        1.430%, 03/15/06                      1,750           1,751
   Capital One Auto Finance Trust,
     Ser 2003-A, Cl A2
        1.400%, 03/15/06                      1,250           1,251
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A2
        1.640%, 05/15/06                        940             942
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A3 (B)
        1.210%, 02/15/04                        565             566


--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Prime Auto Receivable
     Trust, Ser 2004-1, Cl A2
        1.470%, 06/15/06                    $   555        $    554
   Carmax Auto Owner Trust,
     Ser 2002-1, Cl A3
        3.590%, 06/15/06                        818             828
   Carmax Auto Owner Trust,
     Ser 2002-2, Cl A3
        2.670%, 08/15/06                      1,000           1,010
   Carmax Auto Owner Trust,
     Ser 2003-1, Cl A2
        1.230%, 10/15/05                      1,159           1,159
   Carmax Auto Owner Trust,
     Ser 2003-2, Cl A2
        1.680%, 08/15/06                      1,490           1,493
   Chase Manhattan Auto Owner Trust,
     Ser 2001-B, Cl A3
        3.090%, 11/15/05                        515             516
   Chase Manhattan Auto Owner Trust,
      Ser 2002-B, Cl A3
        3.580%, 05/15/06                        960             969
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A2
        1.260%, 01/16/06                        999             999
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A2
        1.600%, 09/15/06                      1,000           1,001
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A3
        2.260%, 11/15/07                        945             947
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A3
        3.850%, 04/06/06                      1,827           1,846
   DaimlerChrysler Auto Trust,
     Ser 2002-B, Cl A3
        2.930%, 06/06/06                      1,500           1,514
   DaimlerChrysler Auto Trust,
     Ser 2002-C, Cl A2
        2.070%, 06/08/05                        546             547
   DaimlerChrysler Auto Trust,
     Ser 2003-B, Cl A2
        1.610%, 07/10/06                      1,220           1,222
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A3A
        2.680%, 02/15/06                      1,000           1,009
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A2B (B)
        1.150%, 02/15/04                        412             412
   Harley-Davidson Motorcycle Trust,
     Ser 2003-2, Cl A1
        1.340%, 01/15/08                        335             335
   Honda Auto Receivables Owner Trust,
     Ser 2001-3, Cl A4
        3.960%, 02/19/07                      1,750           1,774
--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Honda Auto Receivables Owner Trust,
     Ser 2002-2, Cl A3
        3.830%, 02/15/06                    $   719        $    726
   Honda Auto Receivables Owner Trust,
     Ser 2002-3, Cl A3
        3.000%, 05/18/06                      1,750           1,766
   Honda Auto Receivables Owner Trust,
     Ser 2003-1, Cl A3
        1.920%, 11/20/06                      1,225           1,230
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A2
        1.340%, 12/21/05                      1,750           1,751
   Honda Auto Receivables Owners Trust,
     Ser 2003-5, Cl A3
        2.300%, 10/18/07                        785             788
   Household Automotive Trust,
     Ser 2002-2, Cl A (B)
        1.400%, 02/20/04                      1,225           1,226
   Household Automotive Trust,
      Ser 2002-2, Cl A2
        2.150%, 12/19/05                        169             169
   Household Automotive Trust,
     Ser 2003-1, Cl A3
        1.730%, 12/17/07                      1,000             993
   Household Automotive Trust,
     Ser 2003-2, Cl A2
        1.560%, 12/18/06                        975             976
   Hyundai Auto Receivable Trust,
     Ser 2003-A, Cl A2
        1.560%, 09/15/06                      1,305           1,306
   Navistar Financial Corporate Owner
     Trust, Ser 2001-A, Cl A4
        5.420%, 05/15/08                      1,666           1,701
   Navistar Financial Corporate Owner
     Trust, Ser 2002-A, Cl A3
        4.090%, 07/17/06                        749             756
   Navistar Financial Corporate Owner
     Trust, Ser 2003-B, Cl A2
        1.690%, 09/15/06                      1,250           1,251
   Nissan Auto Receivables Owner Trust,
     Ser 2002-A, Cl A3
        3.580%, 09/15/05                        487             490
   Nissan Auto Receivables Owner Trust,
     Ser 2003-A , Cl A2
        1.450%, 05/16/05                        850             850
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A
        1.510%, 08/15/07                      1,250           1,246
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A2
        1.200%, 11/15/05                      1,500           1,500
   Onyx Acceptance Auto Trust,
     Ser 2000-C, Cl A4
        7.260%, 05/15/07                        472             476
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Onyx Acceptance Auto Trust,
     Ser 2003-A, Cl A3
        2.230%, 02/15/07                    $ 1,390        $  1,400
   Toyota Auto Receivables Owner Trust,
     Ser 2002-C, Cl A3
        2.650%, 11/15/06                        675             681
   Toyota Auto Receivables Owner Trust,
     Ser 2003-B, Cl A2
        1.430%, 02/15/06                        625             625
   USAA Auto Owner Trust,
     Ser 2000-1, Cl A4
        6.980%, 06/15/05                        331             333
   USAA Auto Owner Trust,
     Ser 2001-1, Cl A4
        5.080%, 03/15/06                        358             363
   USAA Auto Owner Trust,
     Ser 2003-01, Cl A2
        1.220%, 04/17/06                      1,830           1,830
   WFS Financial Owner Trust,
     Ser 2001-C, Cl A3 (B)
        1.310%, 03/20/04                        109             109
   WFS Financial Owner Trust,
     Ser 2002-1, Cl A3A
        4.150%, 12/20/06                      1,049           1,063
   WFS Financial Owner Trust,
     Ser 2002-2, Cl A3
        3.810%, 02/20/07                      1,243           1,258
   WFS Financial Owner Trust,
     Ser 2002-3, Cl A3
        2.760%, 02/20/07                      1,000           1,009
   WFS Financial Owner Trust,
     Ser 2002-4, Cl A3A
        2.390%, 08/20/07                      1,485           1,495
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A2
        1.500%, 03/20/06                        406             406
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A2
        1.320%, 05/22/06                      1,265           1,266
   WFS Financial Owner Trust,
      Ser 2003-2, Cl A3
        1.760%, 01/21/08                      1,000             999
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05                        768             769
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A3
        2.600%, 08/15/06                      1,000           1,010
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A2A
        1.400%, 04/15/06                      1,250           1,250
   World Omni Auto Receivables Trust,
     Ser 2003-A, Cl A3
        1.980%, 05/15/07                      1,140           1,146
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     27

STATEMENT OF NET ASSETS

January 31, 2004
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   World Omni Auto Receivables Trust,
     Ser 2003-B, Cl A2
        1.540%, 08/15/06                    $ 1,500        $  1,501
                                                           --------
                                                             76,269
                                                           --------
CREDIT CARD -- 8.6%
   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
        1.690%, 01/15/09                        695             684
   American Express Master Trust,
     Ser 2002-2, Cl A (B)
        1.150%, 02/15/04                      1,980           1,980
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                      1,500           1,547
   Bank One Issuance Trust,
     Ser 2003-A2, Cl A2 (B)
        1.150%, 02/15/04                      1,500           1,501
   Bank One Issuance Trust,
     Ser 2003-B2, Cl B2 (B)
        1.330%, 02/15/04                      1,750           1,750
   Capital One Master Trust,
     Ser 2001-2, Cl A (B)
        1.240%, 02/15/04                      1,750           1,755
   Capital One Multi-Asset Execution
     Trust, Ser 2003-A1, Cl A1 (B)
        1.490%, 02/15/04                      1,465           1,472
   Capital One Multi-Asset Execution
     Trust, Ser 2003-B1, Cl B1 (B)
        2.270%, 02/15/04                      1,250           1,269
   Capital One Multi-Asset Executive
     Trust, Ser 2004, Cl 1
        3.400%, 11/16/09                        565             558
   Chase Credit Card Master Trust,
     Ser 2002-4, Cl A (B)
        1.150%, 02/15/04                      1,500           1,501
   Chemical Master Credit Card Trust,
     Ser 1996-2, Cl A
        5.980%, 09/15/08                      1,000           1,063
   Citibank Credit Card Issuance Trust,
     Ser 2001-A8, Cl A8
        4.100%, 12/07/06                      1,000           1,023
   Citibank Credit Card Issuance Trust,
     Ser 2002-A9, Cl A9 (B)
        1.210%, 03/15/04                      1,300           1,300
   Citibank Credit Card Issuance Trust,
     Ser 2003-A2, Cl A2
        2.700%, 01/15/08                      1,560           1,576
   Citibank Credit Card Issuance Trust,
     Ser 2003-A5, Cl A5
        2.500%, 04/07/08                      1,350           1,356
   Citibank Credit Card Issuance Trust,
     Ser 2004, Cl A1
        2.550%, 01/20/09                      1,500           1,491


--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (B)
        1.475%, 02/15/04                    $ 1,000        $  1,002
   MBNA Credit Card Master Note Trust,
     Ser 2002-A6, Cl A6
        3.900%, 11/15/07                      2,000           2,058
   MBNA Credit Card Master Note Trust,
     Ser 2002-B1, Cl B1
        5.150%, 07/15/09                        500             530
                                                           --------
                                                             25,416
                                                           --------
MISCELLANEOUS BUSINESS SERVICES -- 3.7%
   CNH Equipment Trust,
     Ser 2001-A, Cl A4
        5.380%, 08/15/07                        724             740
   CNH Equipment Trust,
     Ser 2003-B, Cl A3A (B)
        1.240%, 01/15/08                        825             827
   Connecticut RRB Special Purpose Trust,
     Ser 2001-1, Cl A2
        5.360%, 03/30/07                        828             849
   DaimlerChrysler Master Owner Trust,
     Ser 2003-A, Cl A (B)
        1.150%, 02/15/04                      1,075           1,076
   Ford Credit Floorplan Master Owner
     Trust, Ser 2001-1, Cl A (B)
        1.190%, 02/15/04                      1,000           1,000
   John Deere Owner Trust,
     Ser 2003-A, Cl A2
        1.310%, 01/15/06                      1,430           1,429
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A2 (B)
        1.400%, 02/25/04                      2,000           2,001
   Nelnet Student Loan Corporation,
     Ser 2004-1, Cl A2 (B) (C)
        1.230%, 08/25/04                      2,230           2,228
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07                        599             616
                                                           --------
                                                             10,766
                                                           --------
MORTGAGE RELATED -- 4.5%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (B)
        1.475%, 02/25/04                        449             449
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43                        925             954
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
        6.340%, 06/16/30                        819             876
   CS First Boston Mortgage Securities
     Corporation, Ser 1997-C2, Cl A2
        6.520%, 01/17/35                        940             985

--------------------------------------------------------------------------------
28                     SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Centex Home Equity Trust,
     Ser 2004-A, Cl AF1
        2.030%, 06/25/19                    $   740        $    740
   Chase Funding Loan Acquisition Trust,
     Ser 2001-AD1, Cl 1A3
        4.541%, 02/25/23                         10              10
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, Cl AF2
        3.042%, 04/25/25                        780             784
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (B)
        1.400%, 02/25/04                         49              49
   GMAC Commercial Mortgage Securities
     Incorporated, Ser 1999-CTL1, Cl A (C)
        7.151%, 12/15/16                        618             669
   GMAC Commercial Mortgage Securities
     Incorporated, Ser 2001-FL1A,
     Cl A (B) (C)
        1.370%, 02/11/04                         77              76
   JP Morgan Chase Commercial Mortgage
     Trust, Ser 2003-FL1A, Cl A1 (B) (C)
        1.370%, 02/14/04                        863             863
   Morgan Stanley Dean Witter Capital I,
     Ser 2000-PRIN, Cl A1
        7.070%, 02/23/34                        164             175
   Nomura Asset Securities Corporation,
     Ser 1998-D6, Cl A1A
        6.280%, 03/15/30                        742             791
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (B)
        1.400%, 02/25/04                      1,480           1,482
   Residential Asset Securities Corporation,
     Ser 2000-KS5, Cl AII (B)
        1.340%, 02/25/04                        226             227
   Residential Asset Securities Corporation,
     Ser 2001-KS4, Cl AIB (B)
        1.420%, 02/25/04                        547             547
   Residential Asset Securities Corporation,
     Ser 2004-KS1, Cl AI2
        2.463%, 09/25/25                        870             865
   Residential Asset Securities Corporation,
     Ser 2004-kS1, Cl AI1
        1.250%, 02/25/04                        710             710
   Residential Asset Securities Corporation,
     Ser 3-KS8, Cl AI1
        2.610%, 06/25/24                      1,080           1,083
   Residential Asset Securities Corporation,
     Ser 3-KS8, Cl AI1 (B)
        1.220%, 02/25/04                        885             885
                                                           --------
                                                             13,220
                                                           --------
Total Asset Backed Securities
   (Cost $125,470)                                          125,671
                                                           --------

--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 23.2%
AEROSPACE & DEFENSE -- 0.4%
   General Dynamics Corporation
        2.125%, 05/15/06                    $ 1,265        $  1,259
                                                           --------
AIR TRANSPORTATION -- 0.8%
   American Airlines Incorporated (B)
        1.790%, 03/23/04                      1,239           1,240
   Federal Express Corporation
        6.625%, 02/12/04                      1,000           1,001
                                                           --------
                                                             2,241
                                                           --------
BANKS -- 0.3%
   Bank of America Corporation MTN,
     Ser H (B)
        1.413%, 05/03/04                      1,000           1,001
                                                           --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
   Clear Channel Communications Incorporated
        6.000%, 11/01/06 1,000 1,081
   Liberty Media Corporation
        3.500%, 09/25/06                      1,750           1,759
   Univision Communications
     Incorporated
        2.875%, 10/15/06                      1,500           1,496
                                                           --------
                                                              4,336
                                                           --------
COMMUNICATIONS EQUIPMENT -- 0.3%
   Comcast Cable Communications
        8.125%, 05/01/04                      1,000           1,015
                                                           --------
COMPUTERS & SERVICES -- 0.6%
   Hewlett-Packard Company MTN, Ser A
        3.375%, 12/15/05                      1,250           1,277
   IBM Corporation (B)
        1.296%, 03/10/04                        625             626
                                                           --------
                                                              1,903
                                                           --------
CONSUMER PRODUCTS -- 0.4%
   Gillette Company
        3.500%, 10/15/07                      1,250           1,264
                                                           --------
ELECTRICAL SERVICES -- 2.5%
   Alabama Power Company, Ser N
        4.875%, 09/01/04                      1,000           1,021
   Cinergy Corporation
        6.250%, 09/01/04                      1,387           1,419
   Commonwealth Edison Company
        7.000%, 07/01/05                      1,500           1,606
   Dominion Resources Incorporated
        2.800%, 02/15/05                      1,000           1,011

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     29

STATEMENT OF NET ASSETS


Corporate Daily Income Fund (Continued
January 31, 2004
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pinnacle West Capital Corporation (B)
        1.980%, 05/01/04                    $ 1,000        $  1,000
   Progress Energy Incorporated
        6.550%, 03/01/04                      1,250           1,255
                                                           --------
                                                              7,312
                                                           --------
FINANCIAL SERVICES -- 6.7%
   Caterpillar Financial Services
     Corporation MTN, Ser F (B)
        1.329%, 02/04/04                      1,250           1,250
   Citigroup Incorporated
        4.125%, 06/30/05                      1,000           1,033
   Citigroup Incorporated (B)
        1.340%, 03/09/04                      1,250           1,250
   Countrywide Home Loan
     Incorporated (B)
        1.652%, 03/02/04                      1,250           1,259
   Countrywide Home Loans Incorporated
        3.500%, 12/19/05                      1,250           1,281
   General Electric Capital Corporation
     MTN (B)
        1.261%, 03/09/04                      1,750           1,751
   General Motors Acceptance
     Corporation
        4.500%, 07/15/06                      1,000           1,029
   General Motors Acceptance
     Corporation MTN (B)
        2.020%, 04/16/04                      1,550           1,550
   Hartford Financial Services Group
        2.375%, 06/01/06                      1,250           1,247
   Household Finance Corporation
     MTN (B)
        1.520%, 03/01/04                        650             651
   International Lease Finance Corporation
     MTN, Ser N
        5.120%, 06/01/05                      1,000           1,042
   John Deere Capital Corporation MTN,
     Ser D
        3.125%, 12/15/05                      1,000           1,021
   National Rural Utilities
        3.000%, 02/15/06                      2,000           2,030
   National Rural Utilities MTN, Ser C (B)
        2.120%, 04/26/04                      1,000           1,002
   SLM Corporation MTN, Ser A (B)
        1.400%, 04/26/04                      1,000           1,003
        1.240%, 04/26/04                      1,250           1,249
                                                           --------
                                                             19,648
                                                           --------
FOOD, BEVERAGE & TOBACCO -- 2.4%
   Coca-Cola Enterprises Incorporated (B)
        1.370%, 04/26/04                      1,000           1,001
   Conagra Foods Incorporated
        7.400%, 09/15/04                      1,000           1,034


--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fortune Brands Incorporated (C)
        7.125%, 11/01/04                    $   950        $    988
   General Mills Incorporated
        2.625%, 10/24/06                      1,500           1,493
   Kraft Foods Incorporated (B)
        1.370%, 02/26/04                      1,000           1,000
   Tyson Foods Incorporated
        6.625%, 10/01/04                      1,500           1,537
                                                           --------
                                                              7,053
                                                           --------
HEALTHCARE -- 1.5%
   Anthem Incorporated
        4.875%, 08/01/05                        995           1,037
   Cardinal Health Incorporated
        4.450%, 06/30/05                      1,476           1,527
   Unitedhealth Group Incorporated
     (B) (C)
        1.770%, 05/09/04                      1,750           1,752
                                                           --------
                                                              4,316
                                                           --------
INSURANCE -- 1.7%
   ASIF Global Finance (B) (C)
        1.320%, 02/26/04                      1,000           1,002
   Jackson National Life Global Funding
     MTN, Ser 1 (B) (C)
        1.170%, 04/20/04                      1,500           1,538
   Monumental Global Funding (B) (C)
        1.260%, 02/27/04                      1,000           1,000
   NAC RE Corporation
        7.150%, 11/15/05                      1,250           1,355
                                                           --------
                                                              4,895
                                                           --------
INVESTMENT BANKER/BROKER DEALER -- 1.5%
   JP Morgan Chase & Company Incorporated
        6.250%, 12/15/05                      1,000           1,077
   Merrill Lynch & Company Incorporated
    MTN, Ser C (B)
        1.245%, 04/26/04                      1,750           1,748
   Morgan Stanley Dean Witter &
     Company (B)
        1.280%, 04/12/04                      1,600           1,601
                                                           --------
                                                              4,426
                                                           --------
MACHINERY -- 0.2%
   Alabama Power Company
        2.650%, 02/15/06                        500             504
                                                           --------
MEDICAL PRODUCTS & SERVICES -- 0.3%
   Wellpoint Health Network
        6.375%, 06/15/06                        850             924
                                                           --------

--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 0.8%
   AOL Time Warner Incorporated
        5.625%, 05/01/05                    $ 1,000        $  1,045
   Computer Sciences Corporation
        7.500%, 08/08/05                      1,250           1,353
                                                           --------
                                                              2,398
                                                           --------
PETROLEUM & FUEL PRODUCTS -- 0.9%
   Conoco Funding Company
        5.450%, 10/15/06                      1,250           1,340
   Duke Energy Field Services
        7.500%, 08/16/05                      1,100           1,182
                                                           --------
                                                              2,522
                                                           --------
RETAIL -- 0.4%
   CVS Corporation
        5.625%, 03/15/06                      1,145           1,223
                                                           --------
Total Corporate Bonds
   (Cost $67,411)                                            68,240
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.5%
   FHLB
        5.375%, 02/15/05                      1,000           1,041
        4.750%, 06/28/04                      5,000           5,074
        3.625%, 10/15/04                      5,000           5,084
        3.375%, 06/15/04                     10,000          10,084
        1.875%, 02/15/05                      2,500           2,512
        1.500%, 03/01/05                      4,000           4,000
   FHLMC
        3.875%, 02/15/05                     10,000          10,262
        3.000%, 07/15/04                      5,000           5,043
   FHLMC (A)
        1.307%, 04/22/04                      2,000           1,995
   FNMA
        3.500%, 09/15/04                      7,500           7,607
   FNMA MTN
        1.400%, 02/25/05                      5,000           5,000
   Israel Trust, Government Trust
     Certificates, Ser 2F (A)
        1.516%, 11/15/04                      5,000           4,938
   SLMA (B)
        1.280%, 03/15/04                        563             563
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $63,142)                                            63,203
                                                           --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 12.1%
   FHLMC
        7.000%, 03/01/07 to 09/01/07             34              35
        1.700%, 12/15/06                        343             343


--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC (B)
        3.525%, 08/01/04                    $ 3,616        $  3,715
        3.489%, 07/01/04                      3,179           3,282
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                      1,123           1,175
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22                        854             881
   FHLMC REMIC, Ser 2038, Cl PB
        5.500%, 12/15/26                        254             257
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                      1,908           1,939
   FHLMC REMIC, Ser 2337, Cl PG
        6.500%, 06/15/30                        770             782
   FHLMC REMIC, Ser 2396, Cl PX
        6.000%, 06/15/27                        683             690
   FHLMC REMIC, Ser 2496, Cl PA
        5.000%, 10/15/16                        774             779
   FHLMC REMIC, Ser 2638, Cl KA
        3.000%, 07/15/09                      2,000           2,021
   FHLMC REMIC, Ser 2676, Cl NA
        4.000%, 03/15/14                      3,122           3,182
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                      1,000           1,018
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                      1,500           1,542
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 01/31/19                      1,250           1,270
   FHLMC, REMIC, Ser 2684, Cl PA
        5.000%, 02/15/10                      1,340           1,364
   FNMA
        5.500%, 03/25/18                        843             847
   FNMA (B)
        3.660%, 08/01/04                      1,638           1,690
        3.606%, 10/01/04                        522             535
        3.490%, 09/01/04                        331             343
        2.949%, 06/01/04                        623             640
        2.200%, 04/01/04                        502             504
   FNMA REMIC, Ser 1993-58, Cl H
        5.500%, 04/25/23                        795             832
   GNMA REMIC, Ser 2000-37, Cl A
        7.150%, 06/20/30                        508             512
   GNMA REMIC, Ser 2001-21, Cl PH
        6.500%, 09/16/28                        591             594
   GNMA REMIC, Ser 2001-29, Cl C
        6.500%, 12/20/28                        466             465
   GNMA REMIC, Ser 2002-29, Cl BK
        6.150%, 04/16/29                        836             841
   GNMA REMIC, Ser 2003-75, Cl YM
        4.000%, 10/20/21                      2,266           2,304
   SLMA, Ser 2002-A, Cl A1 (B)
        1.312%, 03/16/04                      1,218           1,220
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $35,706)                                            35,602
                                                           --------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     31

STATEMENT OF NET ASSETS


Corporate Daily Income Fund (Concluded)
January 31, 2004
--------------------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 0.1%
   Goldman Sachs Group Incorporated
     1.04%, dated 01/30/04, to be
     repurchased on 02/02/04,
     repurchase price $300,026
     (collateralized by U.S. Government
     Obligations, ranging in par value
     $263,703-$499,764, 5.500%-
     6.500%, 11/01/17-04/01/32; with
     total market value $306,000)              $300        $    300
                                                           --------
Total Repurchase Agreement
   (Cost $300)                                                  300
                                                           --------
Total Investments -- 99.7%
   (Cost $292,029)                                          293,016
                                                           --------

OTHER ASSETS AND LIABILITIES -- 0.3%
Administration Fees Payable                                     (63)
Other Assets and Liabilities, Net                               863
                                                           --------
Total Other Assets and Liabilities                              800
                                                           --------

--------------------------------------------------------------------------------
                                                              Value
Description                                            ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 145,410,920 outstanding shares
     of beneficial interest                                $294,203
Undistributed net investment income                               4
Accumulated net realized loss on investments                 (1,378)
Net unrealized appreciation on investments                      987
                                                           --------
Total Net Assets -- 100.0%                                 $293,816
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($293,815,835 / 145,410,920 shares)                        $2.02
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(D) Tri-Party Repurchase Agreement.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
32                     SEI Daily Income Trust / Annual Report / January 31, 2004

                      This page intentionally left blank.

Statements of Operations ($ Thousands)


For the year ended January 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     MONEY                                                       PRIME
                                                    MARKET            GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                      FUND                  FUND              FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $12,597                $9,255           $10,340             $60,536
------------------------------------------------------------------------------------------------------------------------------------


EXPENSES:
   Administration Fees                               3,385                 1,861             1,695               9,415
   Shareholder Servicing Fees -- Class A Shares      1,378                   978             1,656               7,977
   Shareholder Servicing Fees -- Class B Shares        431                   638               519               2,182
   Shareholder Servicing Fees -- Class C Shares      1,183                   645               282               4,737
   Shareholder Servicing Fees -- Class H Shares         --                    --                --                 175
   Shareholder Servicing Fees -- Sweep Class Shares*   705                   319                --                 368
   Investment Advisory Fees                            236                   178               205               1,140
   Custodian/Wire Agent Fees                            72                    44                26                 302
   Registration Fees                                    34                    24                15                 142
   Trustees' Fees                                        6                     4                 5                  29
   Other Expenses                                       91                    57                40                 317
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    7,521                 4,748             4,443              26,784
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                           --                    --                --                  --
     Administration Fees                            (1,977)                 (618)             (202)             (1,432)
     Shareholder Servicing Fees --
      Class A Shares                                (1,378)                 (978)           (1,656)             (7,977)
     Shareholder Servicing Fees --
      Sweep Class Shares*                               --                    (2)               --                  (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      4,166                 3,150             2,585              17,373
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                8,431                 6,105             7,755              43,163
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Security
     Transactions                                        1                     1                (3)                 (2)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                      --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $ 8,432                $6,106           $ 7,752             $43,161
------------------------------------------------------------------------------------------------------------------------------------

*Includes distribution and shareholder servicing fees.
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                SHORT- INTERMEDIATE-
                                                                              DURATION      DURATION                    CORPORATE
                                                  TREASURY   TREASURY II    GOVERNMENT    GOVERNMENT           GNMA  DAILY INCOME
                                                      FUND          FUND          FUND          FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $8,719        $7,646        $8,634        $5,548        $11,720        $7,711
------------------------------------------------------------------------------------------------------------------------------------


EXPENSES:
   Administration Fees                               1,836         1,740         1,198           574          1,052         1,230
   Shareholder Servicing Fees -- Class A Shares        620           965           855           410            821           879
   Shareholder Servicing Fees -- Class B Shares        870           660            --            --             --            --
   Shareholder Servicing Fees -- Class C Shares        574           594            --            --             --            --
   Shareholder Servicing Fees -- Class H Shares         --            --            --            --             --            --
   Shareholder Servicing Fees -- Sweep Class Shares*   840            --            --            --             --            --
   Investment Advisory Fees                            176           167           309           147            295           351
   Custodian/Wire Agent Fees                            34            48            21             4             22            25
   Registration Fees                                    17            24            10             6             14            12
   Trustees' Fees                                        3             4             2             1              2             2
   Other Expenses                                       60            44            76            34             72            78
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    5,030         4,246         2,471         1,176          2,278         2,577
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                           --            --           (41)           --             --          (133)
     Administration Fees                              (596)         (214)          (35)           --             --          (335)
     Shareholder Servicing Fees --
      Class A Shares                                  (620)         (965)         (855)         (357)          (306)         (879)
     Shareholder Servicing Fees --
      Sweep Class Shares*                              (29)           --            --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      3,785         3,067         1,540           819          1,972         1,230
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                4,934         4,579         7,094         4,729          9,748         6,481
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Security
     Transactions                                       (1)            1           892         6,406            451           176
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                      --            --        (3,161)       (6,641)        (4,442)         (755)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $4,933        $4,580        $4,825        $4,494        $ 5,757        $5,902
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     35

Statements of Changes in Net Assets ($ Thousands)


For the years ended January 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                             MONEY MARKET                      GOVERNMENT
                                                                                 FUND                             FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          2004            2003            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $     8,431     $    16,431     $     6,105     $    10,733
   Net Realized Gain (Loss) from Security Transactions                       1              18               1              (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                  8,432          16,449           6,106          10,731
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                            (5,766)         (9,314)         (3,876)         (6,130)
     Class B                                                            (1,059)         (1,877)         (1,482)         (2,655)
     Class C                                                            (1,298)         (3,833)           (640)         (1,505)
     Class H                                                                --              --              --              --
     Sweep Class                                                          (280)         (1,442)           (106)           (454)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                    (8,403)        (16,466)         (6,104)        (10,744)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                       5,076,254       3,949,722       2,216,730       1,933,257
   Reinvestment of Dividends & Distributions                             3,838           6,412           2,005           2,247
   Cost of Shares Redeemed                                          (5,057,407)     (3,794,810)     (2,258,934)     (1,967,453)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions          22,685         161,324         (40,199)        (31,949)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       1,073,417       1,079,837       1,720,092       1,460,945
   Reinvestment of Dividends & Distributions                                46             118             535           1,008
   Cost of Shares Redeemed                                          (1,108,455)     (1,117,844)     (1,738,626)     (1,421,418)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions         (34,992)        (37,889)        (17,999)         40,535
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                       1,336,865       1,512,036         652,694         653,653
   Reinvestment of Dividends & Distributions                                82             181              --              --
   Cost of Shares Redeemed                                          (1,443,722)     (1,612,290)       (685,797)       (666,042)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions        (106,775)       (100,073)        (33,103)        (12,389)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                              --              --              --              --
   Reinvestment of Dividends & Distributions                                --              --              --              --
   Cost of Shares Redeemed                                                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                         649,916         714,283         363,775         416,554
   Reinvestment of Dividends & Distributions                                --               1               2               6
   Cost of Shares Redeemed                                            (711,857)       (742,410)       (369,947)       (435,413)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Sweep Class Transactions                (61,941)        (28,126)         (6,170)        (18,853)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions  (181,023)         (4,764)        (97,471)        (22,656)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                            (180,994)         (4,781)        (97,469)        (22,669)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                 1,197,451       1,202,232         819,917         842,586
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                      $1,016,457      $1,197,451      $  722,448      $  819,917
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
36                     SEI Daily Income Trust / Annual Report / January 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                    GOVERNMENT II                        PRIME OBLIGATION
                                                                         FUND                                  FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                2004              2003              2004                  2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                 $     7,755       $    13,095      $     43,163          $     73,476
   Net Realized Gain (Loss) from Security Transactions            (3)               15                (2)                  (19)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations        7,752            13,110            43,161                73,457
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                  (6,354)          (10,199)          (32,509)              (53,714)
     Class B                                                  (1,142)           (2,186)           (5,236)               (8,570)
     Class C                                                    (259)             (711)           (4,882)              (10,351)
     Class H                                                      --                --              (240)                 (424)
     Sweep Class                                                  --                --              (135)                 (627)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                          (7,755)          (13,096)          (43,002)              (73,686)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                             2,134,347         2,252,221        30,631,273            30,363,602
   Reinvestment of Dividends & Distributions                     735               996            13,789                21,539
   Cost of Shares Redeemed                                (2,235,845)       (2,271,684)      (30,937,037)          (30,846,996)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A
     Transactions                                           (100,763)          (18,467)         (291,975)             (461,855)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                               965,206           881,675         4,792,807             5,064,601
   Reinvestment of Dividends & Distributions                     235               423             2,233                 3,980
   Cost of Shares Redeemed                                  (938,851)         (872,346)       (4,999,869)           (4,968,144)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B
     Transactions                                             26,590             9,752          (204,829)              100,437
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                               291,589           310,865         6,523,503             4,521,861
   Reinvestment of Dividends & Distributions                      --                --             1,454                 2,680
   Cost of Shares Redeemed                                  (299,597)         (336,422)       (6,589,444)           (4,542,208)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C
     Transactions                                             (8,008)          (25,557)          (64,487)              (17,667)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                    --                --           143,725               113,261
   Reinvestment of Dividends & Distributions                      --                --               242                   427
   Cost of Shares Redeemed                                        --                --          (152,275)              (98,799)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H
     Transactions                                                 --                --            (8,308)               14,889
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                    --                --           492,469               623,775
   Reinvestment of Dividends & Distributions                      --                --                 3                    15
   Cost of Shares Redeemed                                        --                --          (512,041)             (643,775)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Sweep Class Transactions           --                --           (19,569)              (19,985)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions                                            (82,181)          (34,272)         (589,168)             (384,181)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                   (82,184)          (34,258)         (589,009)             (384,410)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                         899,010           933,268         5,335,204             5,719,614
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                           $   816,826       $   899,010      $  4,746,195          $  5,335,204
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                        TREASURY                            TREASURY II
                                                                         FUND                                  FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                2004              2003              2004                  2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                 $     4,934        $    8,805      $      4,579           $     9,274
   Net Realized Gain (Loss) from Security Transactions            (1)                6                 1                     2
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations        4,933             8,811             4,580                 9,276
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                  (2,292)           (3,217)           (3,129)               (6,640)
     Class B                                                  (1,908)           (3,755)           (1,139)               (1,721)
     Class C                                                    (525)           (1,008)             (368)               (1,020)
     Class H                                                      --                --                --                    --
     Sweep Class                                                (256)             (887)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                          (4,981)           (8,867)           (4,636)               (9,381)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                             4,053,885         1,418,730         1,813,985             2,200,766
   Reinvestment of Dividends & Distributions                     532             2,140               827                 1,662
   Cost of Shares Redeemed                                (3,936,986)       (1,495,360)       (1,956,536)           (2,347,570)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A
     Transactions                                            117,431           (74,490)         (141,724)             (145,142)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                             1,332,298         1,523,924         1,578,879             1,123,868
   Reinvestment of Dividends & Distributions                     386               789               173                   430
   Cost of Shares Redeemed                                (1,326,971)       (1,521,595)       (1,628,596)           (1,047,187)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B
     Transactions                                              5,713             3,118           (49,544)               77,111
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                             1,103,113           903,106         1,143,299               728,071
   Reinvestment of Dividends & Distributions                       8                11                --                     1
   Cost of Shares Redeemed                                (1,096,481)         (897,850)       (1,177,421)             (745,099)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C
     Transactions                                              6,640             5,267           (34,122)              (17,027)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                    --                --                --                    --
   Reinvestment of Dividends & Distributions                      --                --                --                    --
   Cost of Shares Redeemed                                        --                --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions    --                --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                               579,300           617,745                --                    --
   Reinvestment of Dividends & Distributions                      --                --                --                    --
   Cost of Shares Redeemed                                  (585,871)         (634,742)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Sweep Class Transactions       (6,571)          (16,997)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions                                            123,213           (83,102)         (225,390)              (85,058)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                   123,165           (83,158)         (225,446)              (85,163)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                         672,392           755,550           713,929               799,092
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                           $   795,557       $   672,392       $   488,483            $  713,929
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     37

Statements of Changes in Net Assets ($ Thousands)


For the years ended January 31,

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHORT-DURATION
                                                                                                       GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004               2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                        $ 7,094          $   6,529
   Net Realized Gain (Loss) on Investments                                                          892              1,038
   Net Change in Unrealized Appreciation (Depreciation) of Investments                           (3,161)             3,290
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                           4,825             10,857
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                         (8,882)            (7,112)
   Net Realized Gains                                                                                --               (998)
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                             (8,882)            (8,110)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                321,211            585,210
     Reinvestment of Dividends & Distributions                                                    6,388              5,878
     Cost of Shares Redeemed                                                                   (351,602)          (426,782)
-----------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                (24,003)           164,306
-----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                      (28,060)           167,053
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                            318,046            150,993
-----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                 $289,986          $ 318,046
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                               30,761             56,199
     Reinvestment of Distributions                                                                  613                564
     Shares Redeemed                                                                            (33,761)           (41,025)
-----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                       (2,387)            15,738
-----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                  INTERMEDIATE-DURATION                  GNMA                  CORPORATE DAILY
                                                     GOVERNMENT FUND                     FUND                     INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   2004           2003           2004            2003           2004        2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                        $ 4,729        $ 6,337        $ 9,748        $ 12,713        $ 6,481     $ 6,466
   Net Realized Gain (Loss) on Investments        6,406          2,359            451           2,089            176        (180)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments               (6,641)         5,146         (4,442)          6,976           (755)        765
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                              4,494         13,842          5,757          21,778          5,902       7,051
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                         (5,064)        (6,611)       (15,863)        (16,011)        (7,350)     (6,999)
   Net Realized Gains                            (2,821)            --             --              --             --        (302)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions             (7,885)        (6,611)       (15,863)        (16,011)        (7,350)     (7,301)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                125,899        201,432        193,367         517,619        395,806     573,332
     Reinvestment of Dividends & Distributions    4,838          4,047         12,120          12,018          5,211       5,547
     Cost of Shares Redeemed                   (180,740)      (144,036)      (366,291)       (379,758)      (458,037)   (394,246)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from
       Class A Transactions                     (50,003)        61,443       (160,804)        149,879        (57,020)    184,633
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets      (53,394)        68,674       (170,910)        155,646        (58,468)    184,383
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                            188,009        119,335        390,393         234,747        352,284     167,901
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                 $134,615      $ 188,009      $ 219,483        $390,393      $ 293,816   $ 352,284
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                               11,548         18,819         19,235          51,467        195,339     282,615
     Reinvestment of Distributions                  449            379          1,216           1,197          2,574       2,737
     Shares Redeemed                            (16,603)       (13,406)       (36,748)        (37,789)      (226,173)   (194,349)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares
      Outstanding from Share Transactions        (4,606)         5,792        (16,297)         14,875        (28,260)     91,003
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     39

Financial Highlights


For the periods ended January 31,
For a Share Outstanding Throughout the Periods
--------------------------------------------------------------------------------------------------------------------------------
                                            Net Realized                                 Distri-
                                                     and                                 butions
               Net Asset                      Unrealized                 Dividends          from          Total
                  Value,            Net            Gains        Total     from Net      Realized      Dividends    Net Asset
               Beginning     Investment         (Losses)         from   Investment       Capital            and   Value, End
               of Period         Income    on Securities   Operations       Income         Gains  Distributions    of Period
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2004            $1.00         $ 0.01(1)          $ --(1)     $0.01       $(0.01)       $   --         $(0.01)       $1.00
   2003             1.00           0.02               --         0.02        (0.02)           --          (0.02)        1.00
   2002             1.00           0.04               --         0.04        (0.04)           --          (0.04)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.05               --         0.05        (0.05)           --          (0.05)        1.00
   CLASS B
   2004            $1.00         $ 0.01(1)          $ --(1)     $0.01       $(0.01)       $   --         $(0.01)       $1.00
   2003             1.00           0.01               --         0.01        (0.01)           --          (0.01)        1.00
   2002             1.00           0.03               --         0.03        (0.03)           --          (0.03)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.05               --         0.05        (0.05)           --          (0.05)        1.00
   CLASS C
   2004            $1.00         $ 0.01(1)          $ --(1)     $0.01       $(0.01)       $   --         $(0.01)       $1.00
   2003             1.00           0.01               --         0.01        (0.01)           --          (0.01)        1.00
   2002             1.00           0.03               --         0.03        (0.03)           --          (0.03)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.05               --         0.05        (0.05)           --          (0.05)        1.00
   SWEEP CLASS
   2004            $1.00         $   --(1)          $ --(1)     $  --       $   --(2)     $   --         $   --(2)     $1.00
   2003             1.00           0.01               --         0.01        (0.01)           --          (0.01)        1.00
   2002             1.00           0.03               --         0.03        (0.03)           --          (0.03)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.04               --         0.04        (0.04)           --          (0.04)        1.00
GOVERNMENT FUND
   CLASS A
   2004            $1.00         $ 0.01(1)          $ --(1)     $0.01       $(0.01)       $   --         $(0.01)       $1.00
   2003             1.00           0.02               --         0.02        (0.02)           --          (0.02)        1.00
   2002             1.00           0.04               --         0.04        (0.04)           --          (0.04)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.05               --         0.05        (0.05)           --          (0.05)        1.00
   CLASS B
   2004            $1.00         $ 0.01(1)          $ --(1)     $0.01       $(0.01)       $   --         $(0.01)       $1.00
   2003             1.00           0.01               --         0.01        (0.01)           --          (0.01)        1.00
   2002             1.00           0.03               --         0.03        (0.03)           --          (0.03)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.05               --         0.05        (0.05)           --          (0.05)        1.00
   CLASS C
   2004            $1.00         $   --(1)          $ --(1)     $  --       $   --(2)     $   --         $   --(2)     $1.00
   2003             1.00           0.01               --         0.01        (0.01)           --          (0.01)        1.00
   2002             1.00           0.03               --         0.03        (0.03)           --          (0.03)        1.00
   2001             1.00           0.06               --         0.06        (0.06)           --          (0.06)        1.00
   2000             1.00           0.05               --         0.05        (0.05)           --          (0.05)        1.00

-----------------------------------------------------------------------------------------

                                                                              Ratio of
                                                           Ratio of Net       Expenses
                                                Ratio of     Investment     to Average
                               Net Assets       Expenses         Income     Net Assets
                  Total     End of Period     to Average     to Average     (Excluding
                Return+     ($ Thousands)     Net Assets     Net Assets       Waivers)
-----------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2004            1.04%         $603,798           0.18%          1.05%          0.62%
   2003            1.61           581,097           0.18           1.59           0.63
   2002            3.70           419,783           0.18           3.90           0.63
   2001            6.49           741,949           0.18           6.39           0.64
   2000            5.19           264,423           0.18           4.97           0.65
   CLASS B
   2004            0.74%         $124,401           0.48%          0.74%          0.67%
   2003            1.31           159,389           0.48           1.30           0.68
   2002            3.39           197,280           0.48           3.27           0.68
   2001            6.17           161,067           0.48           6.07           0.69
   2000            4.87            33,839           0.48           4.91           0.71
   CLASS C
   2004            0.54%         $200,467           0.68%          0.55%          0.87%
   2003            1.11           307,236           0.68           1.10           0.88
   2002            3.19           407,312           0.68           3.02           0.88
   2001            5.96           307,545           0.68           5.84           0.89
   2000            4.66           179,565           0.68           4.61           0.91
   SWEEP CLASS
   2004            0.29%         $ 87,791           0.93%          0.30%          1.12%
   2003            0.85           149,729           0.93           0.85           1.13
   2002            2.93           177,857           0.93           2.92           1.13
   2001            5.70           219,802           0.93           5.63           1.14
   2000            4.40            26,342           0.93           4.44           1.16
GOVERNMENT FUND
   CLASS A
   2004            1.00%         $329,940           0.20%          0.99%          0.53%
   2003            1.53           370,142           0.20           1.51           0.53
   2002            3.64           402,096           0.20           3.42           0.53
   2001            6.37           254,143           0.20           6.21           0.54
   2000            5.12           206,481           0.20           5.00           0.55
   CLASS B
   2004            0.69%         $240,491           0.50%          0.70%          0.58%
   2003            1.23           258,488           0.50           1.20           0.58
   2002            3.33           217,957           0.50           3.00           0.58
   2001            6.05            90,343           0.50           5.92           0.59
   2000            4.81            64,616           0.50           4.74           0.60
   CLASS C
   2004            0.49%         $105,763           0.70%          0.50%          0.78%
   2003            1.02           138,864           0.70           1.02           0.78
   2002            3.13           151,256           0.70           2.90           0.78
   2001            5.84           104,452           0.70           5.73           0.79
   2000            4.60            60,328           0.70           4.53           0.80


---------------------------------------------------------------------------------------
40                            SEI Daily Income Trust / Annual Report / January 31, 2004

--------------------------------------------------------------------------------------------------------------------------------
                                           Net Realized                                     Distri-
                                                    and                                     butions
                Net Asset                    Unrealized                    Dividends           from         Total
                   Value,            Net          Gains           Total     from Net       Realized     Dividends   Net Asset
                Beginning     Investment       (Losses)            from   Investment        Capital           and  Value, End
                of Period         Income  on Securities      Operations       Income          Gains Distributions   of Period
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2004             $1.00         $   --(1)        $ --(1)        $  --       $   --(2)      $   --        $   --(2)    $1.00
   2003              1.00           0.01             --            0.01        (0.01)            --         (0.01)       1.00
   2002              1.00           0.03             --            0.03        (0.03)            --         (0.03)       1.00
   2001              1.00           0.05             --            0.05        (0.05)            --         (0.05)       1.00
   2000              1.00           0.04             --            0.04        (0.04)            --         (0.04)       1.00
GOVERNMENT II FUND
   CLASS A
   2004             $1.00         $ 0.01(1)        $ --(1)        $0.01       $(0.01)        $   --        $(0.01)      $1.00
   2003              1.00           0.01             --            0.01        (0.01)            --         (0.01)       1.00
   2002              1.00           0.04             --            0.04        (0.04)            --         (0.04)       1.00
   2001              1.00           0.06             --            0.06        (0.06)            --         (0.06)       1.00
   2000              1.00           0.05             --            0.05        (0.05)            --         (0.05)       1.00
   CLASS B
   2004             $1.00         $ 0.01(1)        $ --(1)        $0.01       $(0.01)        $   --        $(0.01)      $1.00
   2003              1.00           0.01             --            0.01        (0.01)            --         (0.01)       1.00
   2002              1.00           0.03             --            0.03        (0.03)            --         (0.03)       1.00
   2001              1.00           0.06             --            0.06        (0.06)            --         (0.06)       1.00
   2000              1.00           0.05             --            0.05        (0.05)            --         (0.05)       1.00
   CLASS C
   2004             $1.00         $   --(1)        $ --(1)        $  --       $   --(2)      $   --        $   --(2)    $1.00
   2003              1.00           0.01             --            0.01        (0.01)            --         (0.01)       1.00
   2002              1.00           0.03             --            0.03        (0.03)            --         (0.03)       1.00
   2001              1.00           0.06             --            0.06        (0.06)            --         (0.06)       1.00
   2000              1.00           0.04             --            0.04        (0.04)            --         (0.04)       1.00
PRIME OBLIGATION FUND
   CLASS A
   2004             $1.00         $ 0.01(1)        $ --(1)        $0.01       $(0.01)        $   --        $(0.01)      $1.00
   2003              1.00           0.02             --            0.02        (0.02)            --         (0.02)       1.00
   2002              1.00           0.04             --            0.04        (0.04)            --         (0.04)       1.00
   2001              1.00           0.06             --            0.06        (0.06)            --         (0.06)       1.00
   2000              1.00           0.05             --            0.05        (0.05)            --         (0.05)       1.00


-----------------------------------------------------------------------------------------

                                                                             Ratio of
                                                          Ratio of Net       Expenses
                                                Ratio of    Investment     to Average
                              Net Assets        Expenses        Income     Net Assets
                  Total    End of Period      to Average    to Average     (Excluding
                Return+    ($ Thousands)      Net Assets    Net Assets       Waivers)
-----------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2004            0.25%       $  46,254            0.95%         0.25%          1.03%
   2003            0.77           52,423            0.95          0.77           1.03
   2002            2.87           71,277            0.95          2.67           1.03
   2001            5.57           47,477            0.95          5.47           1.04
   2000            4.34           22,547            0.95          4.42           1.05
GOVERNMENT II FUND
   CLASS A
   2004            0.96%$        568,888            0.20%         0.96%          0.47%
   2003            1.50          669,654            0.20          1.49           0.48
   2002            3.63          688,112            0.20          3.63           0.48
   2001            6.31          910,748            0.20          6.14           0.49
   2000            5.05          793,640            0.20          4.93           0.49
   CLASS B
   2004            0.66%       $ 201,085            0.50%         0.66%          0.52%
   2003            1.20          174,496            0.50          1.19           0.53
   2002            3.32          164,741            0.50          3.21           0.53
   2001            5.99          140,408            0.50          5.88           0.54
   2000            4.74           82,771            0.50          4.65           0.54
   CLASS C
   2004            0.46%       $  46,853            0.70%         0.46%          0.72%
   2003            1.00           54,860            0.70          1.00           0.73
   2002            3.11           80,415            0.70          2.84           0.73
   2001            5.78           56,011            0.70          5.67           0.74
   2000            4.53           44,019            0.70          4.40           0.74
PRIME OBLIGATION FUND
   CLASS A
   2004            1.02%      $3,235,847            0.20%         1.02%          0.48%
   2003            1.58        3,527,722            0.20          1.56           0.48
   2002            3.70        3,989,778            0.20          3.72           0.48
   2001            6.46        5,113,420            0.20          6.25           0.49
   2000            5.25        5,486,642            0.20          5.16           0.49

   Amounts designated as "--" are $0 or have been rounded to $0.
     + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1) Per share calculations were performed using average shares.
   (2) Amount represents less than $0.01 per share.


   The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     41

Financial Highlights


For the periods ended January 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------------
                                          Net Realized                                      Distri-
                                                   and                                      butions
                Net Asset                   Unrealized                     Dividends           from           Total
                   Value,           Net          Gains           Total      from Net       Realized       Dividends    Net Asset
                Beginning    Investment       (Losses)            from    Investment        Capital             and   Value, End
                of Period        Income  on Securities      Operations        Income          Gains   Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2004             $1.00        $ 0.01(1)        $ --(1)        $0.01        $(0.01)        $   --          $(0.01)       $1.00
   2003              1.00          0.01             --            0.01         (0.01)            --           (0.01)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001              1.00          0.06             --            0.06         (0.06)            --           (0.06)        1.00
   2000              1.00          0.05             --            0.05         (0.05)            --           (0.05)        1.00
   CLASS C
   2004             $1.00        $ 0.01(1)        $ --(1)        $0.01        $(0.01)        $   --          $(0.01)       $1.00
   2003              1.00          0.01             --            0.01         (0.01)            --           (0.01)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001              1.00          0.06             --            0.06         (0.06)            --           (0.06)        1.00
   2000              1.00          0.05             --            0.05         (0.05)            --           (0.05)        1.00
   CLASS H
   2004             $1.00        $ 0.01(1)        $ --(1)        $0.01        $(0.01)        $   --          $(0.01)       $1.00
   2003              1.00          0.01             --            0.01         (0.01)            --           (0.01)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001(3)           1.00          0.04             --            0.04         (0.04)            --           (0.04)        1.00
   SWEEP CLASS
   2004             $1.00        $   --(1)        $ --(1)        $  --        $   --(2)      $   --          $   --(2)     $1.00
   2003              1.00          0.01             --            0.01         (0.01)            --           (0.01)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001              1.00          0.06             --            0.06         (0.06)            --           (0.06)        1.00
   2000              1.00          0.04             --            0.04         (0.04)            --           (0.04)        1.00
TREASURY FUND
   CLASS A
   2004             $1.00        $ 0.01(1)        $ --(1)        $0.01        $(0.01)        $   --          $(0.01)       $1.00
   2003              1.00          0.02             --            0.02         (0.02)            --           (0.02)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001              1.00          0.06             --            0.06         (0.06)            --           (0.06)        1.00
   2000              1.00          0.05             --            0.05         (0.05)            --           (0.05)        1.00
   CLASS B
   2004             $1.00        $ 0.01(1)        $ --(1)        $0.01        $(0.01)        $   --          $(0.01)       $1.00
   2003              1.00          0.01             --            0.01         (0.01)            --           (0.01)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001              1.00          0.06             --            0.06         (0.06)            --           (0.06)        1.00
   2000              1.00          0.05             --            0.05         (0.05)            --           (0.05)        1.00
   CLASS C
   2004             $1.00        $   --(1)        $ --(1)        $  --        $   --(2)      $   --          $   --(2)     $1.00
   2003              1.00          0.01             --            0.01         (0.01)            --           (0.01)        1.00
   2002              1.00          0.03             --            0.03         (0.03)            --           (0.03)        1.00
   2001              1.00          0.06             --            0.06         (0.06)            --           (0.06)        1.00
   2000              1.00          0.04             --            0.04         (0.04)            --           (0.04)        1.00

--------------------------------------------------------------------------------------

                                                                            Ratio of
                                                          Ratio of Net      Expenses
                                                 Ratio of   Investment    to Average
                               Net Assets        Expenses       Income    Net Assets
                   Total    End of Period      to Average   to Average    (Excluding
                 Return+    ($ Thousands)      Net Assets   Net Assets      Waivers)
--------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2004             0.72%        $572,097            0.50%        0.72%         0.53%
   2003             1.28          776,902            0.50         1.26          0.53
   2002             3.39          676,475            0.50         3.21          0.53
   2001             6.14          473,294            0.50         6.01          0.54
   2000             4.93          347,215            0.50         4.84          0.54
   CLASS C
   2004             0.52%        $864,829            0.70%        0.52%         0.73%
   2003             1.07          929,285            0.70         1.07          0.73
   2002             3.18          946,967            0.70         3.07          0.73
   2001             5.93          809,989            0.70         5.81          0.74
   2000             4.72          501,789            0.70         4.68          0.74
   CLASS H
   2004             0.59%        $ 36,023            0.63%        0.59%         0.66%
   2003             1.15           44,327            0.63         1.13          0.66
   2002             3.25           29,412            0.63         2.89          0.65
   2001(3)          3.94            9,591            0.63         5.90          0.67
   SWEEP CLASS
   2004             0.27%        $ 37,399            0.95%        0.28%         0.98%
   2003             0.82           56,968            0.95         0.83          0.98
   2002             2.92           76,982            0.95         2.88          0.98
   2001             5.67           68,954            0.95         5.61          0.99
   2000             4.46           14,423            0.95         4.49          0.99
TREASURY FUND
   CLASS A
   2004             0.96%        $264,544            0.20%        0.92%         0.53%
   2003             1.51          147,129            0.20         1.50          0.54
   2002             3.48          221,636            0.20         3.30          0.53
   2001             6.24          126,044            0.20         6.06          0.55
   2000             4.93          196,282            0.20         4.77          0.56
   CLASS B
   2004             0.66%        $325,687            0.50%        0.65%         0.58%
   2003             1.21          319,991            0.50         1.19          0.59
   2002             3.18          316,896            0.50         3.11          0.58
   2001             5.92          308,688            0.50         5.79          0.60
   2000             4.62          159,042            0.50         4.55          0.61
   CLASS C
   2004             0.46%        $109,647            0.70%        0.45%         0.78%
   2003             1.01          103,015            0.70         0.98          0.79
   2002             2.97           97,755            0.70         2.86          0.78
   2001             5.71           99,816            0.70         5.56          0.80
   2000             4.41          115,471            0.70         4.34          0.81



--------------------------------------------------------------------------------
42                    SEI Daily Income Trust / Annual Report / January 31, 2004

----------------------------------------------------------------------------------------------------------------------------------

                                          Net Realized                                      Distri-
                                                   and                                      butions
                Net Asset                   Unrealized                     Dividends           from           Total
                   Value,           Net          Gains             Total    from Net       Realized       Dividends    Net Asset
                Beginning    Investment       (Losses)              from  Investment        Capital             and   Value, End
                of Period        Income  on Securities        Operations      Income          Gains   Distributions    of Period
----------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2004             $1.00         $  --(1)        $ --(1)          $  --      $   --(2)      $   --          $   --(2)      $1.00
   2003              1.00          0.01             --              0.01       (0.01)            --           (0.01)         1.00
   2002              1.00          0.03             --              0.03       (0.03)            --           (0.03)         1.00
   2001              1.00          0.05             --              0.05       (0.05)            --           (0.05)         1.00
   2000              1.00          0.04             --              0.04       (0.04)            --           (0.04)         1.00
TREASURY II FUND
   CLASS A
   2004             $1.00         $0.01(1)        $ --(1)          $0.01      $(0.01)        $   --          $(0.01)        $1.00
   2003              1.00          0.01             --              0.01       (0.01)            --           (0.01)         1.00
   2002              1.00          0.03             --              0.03       (0.03)            --           (0.03)         1.00
   2001              1.00          0.06             --              0.06       (0.06)            --           (0.06)         1.00
   2000              1.00          0.05             --              0.05       (0.05)            --           (0.05)         1.00
   CLASS B
   2004             $1.00         $0.01(1)        $ --(1)          $0.01      $(0.01)$           --          $(0.01)        $1.00
   2003              1.00          0.01             --              0.01       (0.01)            --           (0.01)         1.00
   2002              1.00          0.03             --              0.03       (0.03)            --           (0.03)         1.00
   2001              1.00          0.05             --              0.05       (0.05)            --           (0.05)         1.00
   2000              1.00          0.04             --              0.04       (0.04)            --           (0.04)         1.00
   CLASS C
   2004             $1.00         $  --(1)        $ --(1)          $  --      $   --(2)      $   --          $   --(2)      $1.00
   2003              1.00          0.01             --              0.01       (0.01)            --           (0.01)         1.00
   2002              1.00          0.03             --              0.03       (0.03)            --           (0.03)         1.00
   2001              1.00          0.05             --              0.05       (0.05)            --           (0.05)         1.00
   2000              1.00          0.04             --              0.04       (0.04)            --           (0.04)         1.00

--------------------------------------------------------------------------------------

                                                                            Ratio of
                                                          Ratio of Net      Expenses
                                                 Ratio of   Investment    to Average
                               Net Assets        Expenses       Income    Net Assets
                   Total    End of Period      to Average   to Average    (Excluding
                 Return+    ($ Thousands)      Net Assets   Net Assets      Waivers)
--------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS      0.23%        $ 95,679            0.92%        0.22%         1.03%
   2004             0.76          102,257            0.95         0.75          1.04
   2003             2.71          119,263            0.95         2.61          1.03
   2002             5.45          110,640            0.95         5.33          1.05
   2001             4.15           82,785            0.95         4.08          1.06
   2000
TREASURY II FUND
   CLASS A          0.81%        $269,200            0.25%        0.80%         0.53%
   2004             1.42          410,954            0.25         1.42          0.53
   2003             3.35          556,201            0.25         3.20          0.53
   2002             5.86          406,003            0.25         5.70          0.54
   2001             4.60          379,179            0.25         4.49          0.54
   2000
   CLASS B
   2004             0.51%        $160,859            0.55%        0.51%         0.58%
   2003             1.12          210,421            0.55         1.08          0.58
   2002             3.05          133,310            0.55         2.94          0.58
   2001             5.55           98,111            0.55         5.40          0.59
   2000             4.30           75,755            0.55         4.23          0.59
   CLASS C
   2004             0.31%        $ 58,424            0.75%        0.30%         0.78%
   2003             0.91           92,554            0.75         0.90          0.78
   2002             2.84          109,581            0.75         2.71          0.78
   2001             5.33           90,640            0.75         5.30          0.79
   2000             4.08           34,405            0.75         4.06          0.79

Amounts designated as "--" are $0 or have been rounded to $0.

   + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 (1) Per share calculations were performed using average shares.
 (2) Amount represents less than $0.01 per share.
 (3) Prime Obligation Fund Class H shares were offered beginning June 8, 2000.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     43

Financial Highlights


For the years ended January 31,
For a Share Outstanding Throughout the Years

----------------------------------------------------------------------------------------------------------------------------------
                                          Net Realized                                      Distri-
                                                   and                                      butions
                Net Asset                   Unrealized                     Dividends           from           Total
                   Value,           Net          Gains             Total    from Net       Realized       Dividends    Net Asset
                Beginning    Investment       (Losses)              from  Investment        Capital             and   Value, End
                of Period        Income  on Securities        Operations      Income          Gains   Distributions    of Period
----------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2004            $10.46         $0.22(1)      $(0.06)(1)         $0.16      $(0.27)        $   --          $(0.27)       $10.35
   2003             10.30          0.32           0.21              0.53       (0.34)         (0.03)          (0.37)        10.46
   2002             10.15          0.47           0.16              0.63       (0.48)            --           (0.48)        10.30
   2001              9.87          0.60           0.28              0.88       (0.60)            --           (0.60)        10.15
   2000             10.16          0.51          (0.29)             0.22       (0.51)            --           (0.51)         9.87
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2004            $10.89         $0.31(1)      $ 0.01(1)          $0.32      $(0.33)        $(0.24)         $(0.57)       $10.64
   2003             10.40          0.42           0.51              0.93       (0.44)            --           (0.44)        10.89
   2002             10.22          0.54           0.18              0.72       (0.54)            --           (0.54)        10.40
   2001              9.62          0.56           0.60              1.16       (0.56)            --           (0.56)        10.22
   2000             10.24          0.54          (0.62)            (0.08)      (0.54)            --           (0.54)         9.62
GNMA FUND
   CLASS A
   2004            $10.13         $0.30(1)      $(0.09)(1)         $0.21      $(0.48)        $   --          $(0.48)       $ 9.86
   2003              9.91          0.44           0.31              0.75       (0.53)            --           (0.53)        10.13
   2002              9.78          0.55           0.14              0.69       (0.56)            --           (0.56)         9.91
   2001              9.20          0.62           0.58              1.20       (0.62)            --           (0.62)         9.78
   2000              9.91          0.60          (0.71)            (0.11)      (0.60)            --           (0.60)         9.20
CORPORATE DAILY INCOME FUND
   CLASS A
   2004            $ 2.03         $0.04(1)      $(0.01)(1)         $0.03      $(0.04)        $   --          $(0.04)       $ 2.02
   2003              2.03          0.06             --              0.06       (0.06)         (0.00)(2)       (0.06)         2.03
   2002              2.01          0.10           0.02              0.12       (0.10)            --           (0.10)         2.03
   2001              1.97          0.12           0.04              0.16       (0.12)            --           (0.12)         2.01
   2000              2.00          0.10          (0.03)             0.07       (0.10)            --           (0.10)         1.97

---------------------------------------------------------------------------------------------------

                                                                            Ratio of
                                                          Ratio of Net      Expenses
                                                 Ratio of   Investment    to Average
                               Net Assets        Expenses       Income    Net Assets    Portfolio
                   Total    End of Period      to Average   to Average    (Excluding     Turnover
                 Return+    ($ Thousands)      Net Assets   Net Assets      Waivers)         Rate
---------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2004             1.55%        $289,986            0.45%        2.07%         0.72%         117%
   2003             5.29          318,046            0.45         2.92          0.73          125
   2002             6.28          150,993            0.45         4.58          0.72           84
   2001             9.14           99,495            0.45         5.94          0.74           79
   2000             2.22           97,545            0.45         5.08          0.74          102
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2004             2.98%        $134,615            0.50%        2.89%         0.72%         154%
   2003             9.12          188,009            0.50         3.92          0.73           57
   2002             7.19          119,335            0.50         5.17          0.72           50
   2001            12.42           84,523            0.50         5.67          0.73           41
   2000            (0.77)         114,538            0.50         5.47          0.73           31
GNMA FUND
   CLASS A
   2004             2.16%        $219,483            0.60%        2.97%         0.69%         145%
   2003             7.73          390,393            0.60         4.12          0.70          146
   2002             7.22          234,747            0.60         5.50          0.69          108
   2001            13.44           88,403            0.60         6.52          0.71           81
   2000            (1.18)          84,006            0.60         6.21          0.71           29
CORPORATE DAILY INCOME FUND
   CLASS A
   2004             1.61%        $293,816            0.35%        1.84%         0.73%          68%
   2003             3.35          352,284            0.35         2.81          0.73           76
   2002             6.08          167,901            0.35         4.74          0.72           75
   2001             8.45          114,536            0.35         6.10          0.73           68
   2000             3.77          114,118            0.35         5.27          0.74           71

   Amounts designated as "--" are $0 or have been rounded to $0.
    +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1) Per share calculations were performed using average shares.
   (2) Amount represents less than $0.01 per share.


   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
44                     SEI Daily Income Trust / Annual Report / January 31, 2004

NOTES TO FINANCIAL STATEMENTS



Notes to Financial Statements


1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund", collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income (each a "Fund", collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recently quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on January 31, 2004, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by SEI Investments Fund Management (the "Administrator") ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class-specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative net assets.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     45

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Administrator") provides management, administrative, and shareholder services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                                 .33%
   Government                                                        .24%
   Government II                                                     .19%
   Prime Obligation                                                  .19%
   Treasury                                                          .24%
   Treasury II                                                       .24%
   Short-Duration Government                                         .35%
   Intermediate-Duration Government                                  .35%
   GNMA                                                              .32%
   Corporate Daily Income                                            .35%

However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.
--------------------------------------------------------------------------------
              Money                         Prime
              Market   Gov't   Gov't II   Obligation   Treasury   Treasury II
--------------------------------------------------------------------------------
Class A        .18%    .20%      .20%        .20%       .20%         .25%
Class B        .48%    .50%      .50%        .50%       .50%         .55%
Class C        .68%    .70%      .70%        .70%       .70%         .75%
Class H         N/A     N/A       N/A        .63%        N/A          N/A
Sweep Class    .93%    .95%        *         .95%       .95%           *

*Not currently operational
--------------------------------------------------------------------------------
                              Short-      Intermediate               Corporate
                            Duration          Duration                   Daily
                          Government        Government      GNMA        Income
--------------------------------------------------------------------------------
Class A                      .45%             .50%          .60%          .35%


SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
--------------------------------------------------------------------------------
                                                      Adminis-
                                     Shareholder       trative
                                       Servicing       Service   Distribution
                                            Fees          Fees          Fees*
--------------------------------------------------------------------------------
Money Market
  Class A                                   .25%           --             --
  Class B                                   .25%          .05%            --
  Class C                                   .25%          .25%            --
  Sweep Class                               .25%           --            .50%
Government
  Class A                                   .25%
  Class B                                   .25%          .05%            --
  Class C                                   .25%          .25%            --
  Sweep Class                               .25%           --            .50%
Government II
  Class A                                   .25%           --             --
  Class B                                   .25%          .05%            --
  Class C                                   .25%          .25%            --
Prime Obligation
  Class A                                   .25%           --             --
  Class B                                   .25%          .05%            --
  Class C                                   .25%          .25%            --
  Class H                                   .25%          .18%            --
  Sweep Class                               .25%           --            .50%
Treasury
  Class A                                   .25%           --             --
  Class B                                   .25%          .05%            --
  Class C                                   .25%          .25%            --
  Sweep Class                               .25%           --            .50%
Treasury II
  Class A                                   .25%           --             --
  Class B                                   .25%          .05%            --
  Class C                                   .25%          .25%            --
Short-Duration Government -- Class A        .25%           --             --
Intermediate-Duration
  Government -- Class A                     .25%           --             --
GNMA -- Class A                             .25%           --             --
Corporate Daily Income -- Class A           .25%           --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders that provide distribution related services to their customers.



--------------------------------------------------------------------------------
46                     SEI Daily Income Trust / Annual Report / January 31, 2004

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator pays compensation of officers and affiliated Trustees.


4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENTS

A special meeting of shareholders was held on January 9, 2003 for the Government II, Treasury and Treasury II Funds and on February 21, 2003 for the Money Market, Prime Obligation and Government Funds to (i) approve a "manager of managers" structure for each Fund and (ii) approve SEI Investments Management Corporation ("SIMC") as the Funds' investment adviser, and to approve an investment advisory agreement with SIMC.

Effective March 17, 2003, SIMC serves as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Effective March 17, 2003, pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP") as each Money Market Fund's investment sub-adviser under a new investment sub-advisory agreement approved by the shareholders of each Fund.

Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company LLP, ("Wellington LLP") serves as Investment Adviser to the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with SIMC.

Under an Investment Advisory Agreement dated August 4, 1993, Wellington LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Fund's average daily net assets up to $500 million, ..075% of the next $500 million and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with SIMC.


Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2004, were as follows for the Fixed Income Funds:
--------------------------------------------------------------------------------
                        Short-   Intermediate-                        Corporate
                      Duration        Duration                             Daily
                    Government      Government              GNMA          Income
                          Fund           Fund               Fund            Fund
                  ($ Thousands   ($ Thousands)     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government       $354,584        $231,275          $468,966        $97,372
Other                       --           8,726                --         93,490

SALES
U.S. Government       $360,431        $275,876          $625,948       $107,843
Other                       --           8,892                --         50,535

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the periods that the differences arise. Accordingly the following permanent differences, have been classified to/from the following accounts during the fiscal year ended January 31, 2004:

                                                Undistributed       Accumulated
                                               Net Investment      Net Realized
                            Paid-in Capital            Income       Gain (Loss)
                              ($ Thousands)     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
Short-Duration Government Fund          $--            $1,804          $(1,804)
Intermediate-Duration Government Fund    --               345             (345)
GNMA Fund                            (6,473)            6,110              363
Corporate Daily Income Fund              --               882             (882)




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     47

The tax character of dividends and distributions during the last two fiscal years were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                      Ordinary         Long-term
                                                        Income      Capital Gain                Total
                                                 ($ Thousands)     ($ Thousands)        ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       2004           $ 8,403               $--               $ 8,403
                                        2003            16,466                --                16,466
Government Fund                         2004             6,104                --                 6,104
                                        2003            10,744                --                10,744
Government II Fund                      2004             7,755                --                 7,755
                                        2003            13,096                --                13,096
Prime Obligation Fund                   2004            43,002                --                43,002
                                        2003            73,686                --                73,686
Treasury Fund                           2004             4,981                --                 4,981
                                        2003             8,867                --                 8,867
Treasury II Fund                        2004             4,636                --                 4,636
                                        2003             9,381                --                 9,381
Short-Duration Government Fund          2004             8,882                --                 8,882
                                        2003             7,628               482                 8,110
Intermediate-Duration Government Fund   2004             5,064             2,821                 7,885
                                        2003             6,611                --                 6,611
GNMA Fund                               2004            15,863                --                15,863
                                        2003            16,011                --                16,011
Corporate Daily Income Fund             2004             7,350                --                 7,350
                                        2003             6,999               302                 7,301

As of January 31, 2004 the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                  Undistributed      Undistributed           Capital            Post-        Unrealized
                                       Ordinary          Long Term              Loss          October      Appreciation
                                         Income       Capital Gain     Carryforwards           Losses    (Depreciation)
                                  ($ Thousands)      ($ Thousands)     ($ Thousands)    ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                           $--                 --            $   (4)             $--               $--
Government Fund                              --                 --               (15)              --                --
Government II Fund                           --                 --              (110)              --                --
Prime Obligation Fund                        12                 --               (72)              --                --
Treasury Fund                                --                 --               (66)              --                --
Treasury II Fund                             44                 --              (208)              --                --
Short-Duration Government Fund               (6)                --              (899)            (386)            1,197
Intermediate-Duration Government Fund         2                 78                --               --               941
GNMA Fund                                    (5)                --            (9,551)              --             5,439
Corporate Daily Income Fund                   4                 --              (999)            (379)              987




--------------------------------------------------------------------------------
48                     SEI Daily Income Trust / Annual Report / January 31, 2004

At January 31, 2004, the following funds had capital loss carryforwards to offset future realized capital gains:
--------------------------------------------------------------------------------
                                                      Amount      Expiration
                                               ($ Thousands)            Date
--------------------------------------------------------------------------------
Money Market Fund                                       $ 4        01/31/2010

Government Fund                                           5        01/31/2006
                                                          5        01/31/2010
                                                          5        01/31/2011

Government II Fund                                       69        01/31/2005
                                                         38        01/31/2006
                                                          3        01/31/2012

Prime Obligation Fund                                    27        01/31/2010
                                                         43        01/31/2011
                                                          2        01/31/2012

Treasury Fund                                            65        01/31/2011
                                                          1        01/31/2012

Treasury II Fund                                        148        01/31/2006
                                                         40        01/31/2010
                                                         20        01/31/2011

Short-Duration Government Fund                          899        01/31/2012

GNMA Fund                                               414        01/31/2005
                                                        238        01/31/2006
                                                        109        01/31/2008
                                                      1,607        01/31/2009
                                                        776        01/31/2011
                                                      6,407        01/31/2012

Corporate Daily Income Fund                             557        01/31/2011
                                                        442        01/31/2012


During the year ended January 31, 2004, the following funds utilized capital loss carryforwards to offset realized capital gains.
--------------------------------------------------------------------------------
                                                                         Amount
                                                                  ($ Thousands)
--------------------------------------------------------------------------------
Money Market Fund                                                        $   1
Government Fund                                                              1
Treasury II Fund                                                             2
Intermediate-Duration Government Fund                                    3,089

The GNMA Fund has a permanent book/tax difference due to the expiration of a capital loss carryforward. The GNMA Fund had $6,472,568 of capital losses which have expired as of January 31, 2004. The reclassification of the expired capital loss is reflected above in "Reclassification of components of net assets".


For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2003 through January 31, 2004 that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

At January 31, 2004 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2004, were as follows:
--------------------------------------------------------------------------------
                                                                            Net
                            Federal    Appreciated    Depreciated    Unrealized
                           Tax Cost     Securities     Securities  Appreciation
                      ($ Thousands)  ($ Thousands)  ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Short-Duration
   Government Fund         $290,656         $1,884         $(687)       $1,197
Intermediate-Duration
   Government Fund          133,246          1,148          (207)          941
GNMA Fund                   215,513          5,453           (14)        5,439
Corporate Daily
   Income Fund              292,118          1,396          (409)          987


7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     49

Trustees and Officers of the Trust (Unaudited)


Set forth below are the names, dates of birth, position with the SEI Daily Income Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].



------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME             POSITION(S)    LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH       TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE             TRUSTS        SERVED1              FIVE YEARS              BY TRUSTEE2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------
Robert A. Nesher        Chairman      since 1982     Currently performs various         69         Trustee of The Advisors' Inner
One Freedom             of the                       services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,           Board of                     Investments for which Mr.                     Bishop Street Funds, The MDL
Oaks, PA 19456          Trustees*                    Nesher is compensated.                        Funds, The Expedition Funds,
57 yrs. old                                                                                        SEI Global Master Fund, plc, SEI
                                                                                                   Global Assets Fund, plc, SEI
                                                                                                   Global Investments Fund, plc,
                                                                                                   SEI Investments Global, Limited,
                                                                                                   SEI Absolute Return Master Fund,
                                                                                                   L.P., and SEI Opportunity Master
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*      since 1982     Self-employed consultant. Partner, 69         Trustee of The Advisors' Inner
1701 Market Street                                   Morgan, Lewis & Bockius LLP                   Circle Fund, The Arbor Fund,
Philadelphia, PA                                     (law firm) from 1976 to 2003,                 The MDL Funds, and The
19103                                                counsel to the Trust, SEI                     Expedition Funds; Director of
63 yrs. old                                          Investments, SIMC, the                        SEI Investments since 1974.
                                                     Administrator and theDistributor.             Director of the Distributor
                                                                                                   since 2003.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee       since 1982     Retired                            69         Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee       since 1995     Attorney, sole practitioner since  69         Trustee of The Advisors' Inner
One Freedom                                          1994. Partner, Dechert Price                  Circle Fund, The Arbor Fund,
Valley Drive,                                        & Rhoads, September 1987-                     The MDL Funds, and The
Oaks, PA 19456                                       December 1993.                                Expedition Funds. Director of 72
yrs. old                                                                                           U.S. Charitable Gift Trust, State
                                                                                                   Street Research Capital Trust,
                                                                                                   Massachusetts Health and
                                                                                                   Education Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee      since 1996      Chief Executive, Newfound          69         Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
Valley Drive                                                                                       The MDL Funds, The Expedition
Oaks, PA 19456                                                                                     Funds, State Street Navigator
61 yrs. old                                                                                        Securities Lending Trust, SEI
                                                                                                   Absolute Return Master Fund, L.P.
                                                                                                   and SEI Opportunity Master Fund,
                                                                                                   L.P.

------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee       since 1999     Director, Governor's Office of     69         Director, Sonoco, Inc.; Director,
One Freedom`                                         Health Care Reform, Commonwealth              Exelon Corporation; Trustee,
Valley Drive                                         of Pennsylvania since 2003. Founder           Pennsylvania Real Estate
Oaks, PA 19456                                       and Principal, Grecoventures Ltd.             Investment Trust.
57 yrs. old                                          from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940
 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
 SEIINSTITUTIONAL INVESTMENTS TRUST, SEIINSTITUTIONAL INTERNATIONAL TRUST, SEIINSTITUTIONAL MANAGED TRUST, SEI INSURANCE PRODUCTS
 TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
50                     SEI Daily Income Trust / Annual Report / January 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                          NUMBER OF
                                      OFFICE                                          PORTFOLIOS
                                        AND                 PRINCIPAL                   IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                 COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                 OVERSEEN               HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                 BY TRUSTEE2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
Nina Lesavoy          Trustee       since 2003       Partner, Cue Capital since 2002, Head   69      SEI Absolute Return Master
One Freedom                                          of Sales Investorforce, January 2002-           Fund, L.P. and SEI Opportunity
Valley Drive,                                        December 2001; Global Partner work-             Master Fund, L.P.
Oaks, PA 19456                                       ing for the CEO, Invesco Capital,
46 yrs. old                                          January 1998-January 2000. Head of
                                                     Sales and Client Services, Chancellor
                                                     Capital and later LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1982       Executive Vice President and            N/A                N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments since 1993.
Oaks, PA 19456                                       Executive Vice President of SIMC since
52 yrs. old                                          1999. Chief Investment Officer of SIMC,
                                                     Chief Executive Officer of the Administrator
                                                     and Executive Vice President of the
                                                     Distributor since 2003. Executive Vice
                                                     President of the Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.  Controller and    since 2003       Director, Fund Accounting and           N/A                N/A
Rodriguez              Chief                         Administration, SEI Investments Global
One Freedom          Financial                       Funds Services since September 2002
Valley Drive,         Officer                        (and 1997-2002); Vice President, Fund
Oaks, PA 19456                                       Administration, BlackRock Financial
41 yrs. old                                          Management (April 2002 to September
                                                     2002).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 2002       Employed by SEI Investments since       N/A                N/A
One Freedom          President                       October 1999. General Counsel
Valley Drive            and                          of SIMC and the Administrator since
Oaks, PA 19456       Assistant                       2003. Vice President and Assistant
35 yrs. old          Secretary                       Secretary of SIMC and the Administrator
                                                     since 1999. Assistant Secretary of the
                                                     Distributor since 1999. Vice President of
                                                     Distributor, 1999-2003. Associate, Dechert
                                                     Price & Rhoads (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Assistant Secretary of SEI Investments,  N/A               N/A
One Freedom          President                       SIMC, the Administrator and the
Valley Drive            and                          Distributor since 1998. Vice President
Oaks, PA 19456       Assistant                       of SEI Investments, SIMC, the
38 yrs. old          Secretary                       Administrator and the Distributor,
                                                     1998-2003.
------------------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     51

Trustees and Officers of the Trust (Unaudited) (Concluded)


------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                   BY TRUSTEE2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.            Vice        since 1999       Employed by SEI Investments since        N/A                 N/A
McCullough           President                       1999. Vice President and Assistant
One Freedom             and                          Secretary of SIMC, the Administrator
Valley Drive         Assistant                       and the Distributor, 1999-2003.
Oaks, PA 19456       Secretary                       Associate at White and Williams LLP,
42 yrs. old                                          1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr. Vice        since 2001       Employed by SEI Investments since        N/A                 N/A
One Freedom          President                       2000. Assistant Secretary of SIMC,
Valley Drive            and                          the Administrator and Distributor
Oaks, PA 19456       Assistant                       since 2000. Vice President of SIMC,
34 yrs. old          Secretary                       the Administrator and Distributor,
                                                     2000-2003. Vice President,
                                                     Merrill Lynch & Co. Asset
                                                     Management Group,
                                                     1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Employed by SEI Investments since        N/A                 N/A
One Freedom          President                       2001. General Counsel of the Distributor
Valley Drive            and                          since 2003, Vice President of the
Oaks, PA 19456       Assistant                       Distributor, and Assistant Secretary
32 yrs. old          Secretary                       of SIMC, the Administrator and
                                                     Distributor since 2001, Vice President
                                                     of SIMC and the Administrator, 2001-2003.
                                                     Associate, Howard, Rice, Nemorvoski,
                                                     Canady, Falk & Rabkin (law firm),
                                                     1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
John Munera            Vice         since 2002       Middle Office Compliance Officer at SEI  N/A                 N/A
One Freedom         President                        Investments since 2000; Supervising
Valley Drive            and                          Examiner at Federal Reserve Bank of
Oaks, PA 19456      Assistant                        Philadelphia from 1998-2000.
41 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------
Cori Daggett           Vice         since 2003       Employed by SEI Investments              N/A                 N/A
One Freedom         President                        since 2003. Associate at Drinker
Valley Drive            and                          Biddle & Reath, LLP (law firm),
Oaks, PA 19456      Assistant                        1998-2003.
42 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
 INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI INSURANCE PRODUCTS
 TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.








--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     52

Notice to Shareholders (Unaudited)



FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2004, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:


                                        (A)                   (B)
                                     LONG TERM              ORDINARY                 (C)
                                   CAPITAL GAINS             INCOME                 TOTAL                  (D)
                                   DISTRIBUTIONS          DISTRIBUTIONS         DISTRIBUTIONS          QUALIFYING
PORTFOLIO                           (TAX BASIS)            (TAX BASIS)          (TAX BASIS)           DIVIDENDS(1)
Money Market Fund                       --%                   100%                  100%                    --%
Government Fund                         --                    100                   100                     --
Government II Fund                      --                    100                   100                     --
Prime Obligation Fund                   --                    100                   100                     --
Treasury Fund                           --                    100                   100                     --
Treasury II Fund                        --                    100                   100                     --
Short-Duration Government Fund          --                    100                   100                     --
Intermediate-Duration
   Government Fund                   34.55                  65.45                   100                     --
GNMA Fund                               --                    100                   100                     --
Corporate Daily Income Fund             --                    100                   100                     --

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B) and (C) are based on the percentage of the fund's total distribution.
Please consult your tax adviser for proper treatment of this information.






--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2004                     53

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Cori E. Daggett
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation:
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

Wellington Management Company, LLP:
SHORT-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
GNMA FUND
CORPORATE DAILY INCOME FUND

SUB-ADVISORS
Banc of America Capital Management, LLC:
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Graphic Omitted]



[SEI INVESTEMENTS Logo Omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-022 (1/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Trust

Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

---------------- ----------------------------------------------------- -----------------------------------------------------
                                         2004                                                   2003
----- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                  All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                  services to the   services to       and services to   services to the   services to       and services to
                  Trust that were   service           service           Trust that were   service           service
                  pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                    were              did not require                     were              did not require
                                    pre-approved      pre-approval                        pre-approved      pre-approval

----- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)   Audit      $128,000                N/A         $0                $115,500                N/A         $0
       Fees(1)

----- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)   Audit-     $0                $0                $0                $0                $0                $0
       Related
       Fees
----- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)   Tax        $0                $0                $0                $0                $0                $0
       Fees

----- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)   All        $0                $0                $0                $0                $0                $250,000(2)
       Other
       Fees
----- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for mutual fund operations.

(e)(1)     Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

               ------------------------ ---------------- ---------------
                                              2004            2003
               ------------------------ ---------------- ---------------
                Audit-Related Fees             0%              0%

               ------------------------ ---------------- ---------------
                Tax Fees                       0%              0%

               ------------------------ ---------------- ---------------
                All Other Fees                 0%              0%

               ------------------------ ---------------- ---------------


(f)        Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $0 and $250,000 for 2004 and 2003, respectively.

(h)        Not Applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 11.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        SEI Daily Income Trust


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    ---------------------------------
                                    Edward D. Loughlin, President & CEO

Date 03/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    ---------------------------------
                                    Edward D. Loughlin, President & CEO

Date 03/23/04


By (Signature and Title)*           /s/ Peter (Pedro) A. Rodriguez
                                    --------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date 03/23/04
* Print the name and title of each signing officer under his or her signature.